As filed via EDGAR with the Securities and Exchange Commission on September 7, 2001

                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                         Pre-Effective Amendment No.      / /

                       Post-Effective Amendment No. 23    /X/

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                Amendment No. 23 /X/

                         ------------------------------

                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                                522 Fifth Avenue,
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: 1-800-348-4782


                                   Copies to:
  Sharon Weinberg                      Sarah E. Cogan, Esq.        John Baumgardner, Jr., Esq
  J.P. Morgan Fund Distributors, Inc.  Simpson Thacher & Bartlett  Sullivan & Cromwell
  1211 Avenue of the Americas          425 Lexington Avenue        125 Broad Street
  New York, New York 10036             New York, New York 10017    New York, New York 10004

-------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


     /x/ immediately upon filing pursuant                         / / on ( date ) pursuant paragraph (b)
     to paragraph  (b)                                            / / on ( date ) pursuant to paragraph (a)(1)
     / / 60 days after filing pursuant to                         / / on ( date ) pursuant to paragraph (a)(2) rule 485.
     paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS SEPTEMBER 7, 2001

JPMORGAN MONEY MARKET FUNDS


MORGAN SHARES FOR ALL FUNDS AND CLASS B AND CLASS C SHARES FOR PRIME MONEY MARKET FUND

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Prime Money Market Fund                                     1

U.S. Government Money Market Fund                           6

Treasury Plus Money Market Fund                            10

Federal Money Market Fund                                  14

100% U.S. Treasury Securities Money Market Fund            18

Tax Free Money Market Fund                                 22

California Tax Free Money Market Fund                      26

New York Tax Free Money Market Fund                        31

The Funds' Management and Administration                   35

How Your Account Works                                     36

   Buying Fund Shares                                      36

   Selling Fund Shares                                     38

   Exchanging Fund Shares                                  39

   Distribution Arrangements                               40

   Other Information Concerning the Funds                  41

   Distributions and Taxes                                 42

Shareholder Services                                       43

What the Terms Mean                                        44

Financial Highlights                                       46

How To Reach Us                                    Back cover

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations


- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.


  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc., JPMFAM (USA), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

JPMORGAN PRIME MONEY MARKET FUND


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Class B Shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past year, five years and life of the Fund.

The performance for the period before Class B Shares were launched on 4/21/94, Class C Shares were launched on 5/14/98 and Morgan Shares were launched on 10/1/98 is based on the performance of other classes of shares of the Fund. During these periods, the actual returns of Morgan Shares, Class B Shares and Class C Shares would have been lower than shown because they have higher expenses than the other classes of shares.

The performance figures in the bar chart also do not reflect any deduction for the contingent deferred sales charge which is assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the imposition of the applicable contingent deferred sales load.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.05%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1994                  3.39%
1995                  4.59%
1996                  4.13%
1997                  4.49%
1998                  4.48%
1999                  4.14%
2000                  5.35%


------------------------------------------------
BEST QUARTER                         1.39%
------------------------------------------------
                         3rd quarter, 2000
------------------------------------------------
WORST QUARTER                        0.75%
------------------------------------------------
                         1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS(%)
Shows performance over time, for periods ended December 31, 2000(1),(2)

                                                               LIFE OF
                           PAST 1 YEAR       PAST 5 YEARS      THE FUND
-----------------------------------------------------------------------
MORGAN SHARES              6.03              4.81              4.53
-----------------------------------------------------------------------
CLASS B SHARES             5.35              4.18              4.33
-----------------------------------------------------------------------
CLASS C SHARES             4.33              4.45              4.28
-----------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 1/1/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN, CLASS B AND CLASS C SHARES
The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      MORGAN         CLASS B     CLASS C
                                      SHARES         SHARES      SHARES
------------------------------------------------------------------------
MAXIMUM SALES CHARGE(LOAD) WHEN
YOU BUY SHARES, SHOWN AS % OF THE
OFFERING PRICE*                       NONE           NONE        NONE
------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE(LOAD)
SHOWN AS LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS          NONE           5.00%       1.00%
------------------------------------------------------------------------


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                      MORGAN         CLASS B     CLASS C
                                      SHARES         SHARES      SHARES
------------------------------------------------------------------------
MANAGEMENT FEES                        0.10           0.10        0.10
DISTRIBUTION (RULE 12b-1) FEES         NONE           0.75        0.75
SHAREHOLDER SERVICE FEES               0.35           0.25        0.25
OTHER EXPENSES(1)                      0.15           0.16        0.16
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES        0.60           1.26        1.26
FEE WAIVER AND EXPENSE
 REIMBURSEMENTS(2)                    (0.01)         (0.02)      (0.02)
------------------------------------------------------------------------
NET EXPENSES(2)                        0.59           1.24        1.24
------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN, CLASS B AND CLASS C SHARES(EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59%, 1.24% AND 1.24%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Morgan Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares, Class B and Class C shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------
MORGAN SHARES   ($)           60         191         334        749
----------------------------------------------------------------------------
CLASS B SHARES* ($)           626        698         890        1,338**
----------------------------------------------------------------------------
CLASS C SHARES* ($)           226        398         690        1,521
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------
CLASS B SHARES ($)            126        398         690        1,338**
----------------------------------------------------------------------------
CLASS C SHARES ($)            126        398         690        1,521
----------------------------------------------------------------------------


* ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. ** REFLECTS CONVERSION OF CLASS B SHARES TO MORGAN SHARES AFTER THEY HAVE BEEN
   OWNED FOR EIGHT YEARS.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.

The performance for the period before Morgan Shares were launched on 12/31/92 is based on the performance of the Fund's Premier Shares. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.26%


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991                   5.81%
1992                   3.40%
1993                   2.44%
1994                   3.58%
1995                   5.28%
1996                   4.90%
1997                   5.09%
1998                   5.00%
1999                   4.63%
2000                   5.90%


-----------------------------------------------------
BEST QUARTER                                   1.57%
-----------------------------------------------------
                                   1st quarter, 1991
-----------------------------------------------------
WORST QUARTER                                  0.59%
-----------------------------------------------------
                                   2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for period ended December 31, 2000



                           PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------
MORGAN SHARES              5.90            5.10            4.60
-------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                    0.10
SHAREHOLDER SERVICEFEES                           0.35
OTHER EXPENSES(1)                                 0.13
------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                   0.68
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)         (0.09)
------------------------------------------------------------
NET EXPENSES(2)                                   0.59
------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.



EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.



                                             1 YEAR    3 YEARS 5 YEARS  10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT REDEMPTION)    60        208     370      838
--------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.


THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests at least 65% of its total assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.


The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management(USA) Inc. (JPMFAM (USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of the Fund.

The performance for the period before Morgan Shares were launched on 5/6/96 is based on the performance of the Fund's Premier Shares. During this period, the actual returns of Morgan Shares would have been lower than shown because Morgan Shares have higher expenses than Premier Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.16%

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1995                           5.43%
1996                           4.90%
1997                           4.99%
1998                           4.89%
1999                           4.44%
2000                           5.75%

------------------------------------
BEST QUARTER                   1.51%
------------------------------------
                   4th quarter, 2000
------------------------------------
WORST QUARTER                  1.01%
------------------------------------
                   1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                      PAST 1 YEAR    PAST 5 YEARS   LIFE OF THE FUND
---------------------------------------------------------------------
MORGAN SHARES         5.75           4.99           4.97
---------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)


MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               0.10
SHAREHOLDER SERVICE FEES                                     0.35
OTHER EXPENSES(1)                                            0.15
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.70
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.11)
------------------------------------------------------------------------
NET EXPENSES(2)                                              0.59
------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES EXCLUDING INTEREST, TAXES, EXTRA ORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                                              1 YEAR   3 YEARS  5 YEARS 10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT REDEMPTION)     60       213      379     860
--------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND
(FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests exclusively in:


- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund invests only in securities issued and payable in U.S. dollars.


The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.26%

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1995                            5.31%
1996                            4.81%
1997                            4.98%
1998                            4.87%
1999                            4.52%
2000                            5.68%


--------------------------------------
BEST QUARTER                     1.47%
--------------------------------------
                     4th quarter, 2000
--------------------------------------
WORST QUARTER                    1.05%
--------------------------------------
                     1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                      LIFE OF
                                  PAST 1 YEAR         PAST 5 YEARS    THE FUND
--------------------------------------------------------------------------------
MORGAN SHARES                      5.68                  4.97          4.96
--------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES(%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               0.10
SHAREHOLDER SERVICE FEES                                     0.35
OTHER EXPENSES(1)                                            0.20
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.75
FEEWAIVER AND EXPENSES REIMBURSEMENTS(2)                    (0.05)
-------------------------------------------------------------------
NET EXPENSES(2)                                              0.70
-------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                                             1 YEAR   3 YEARS  5 YEARS 10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT REDEMPTION)    72       235      412     926
--------------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.


The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of the Fund.

The performance for the period before Morgan Shares were launched on 5/3/96 is based on the performance of the Fund's predecessor, the Hanover 100% Treasury Securities Money Market Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.20%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1992                    3.35%
1993                    2.60%
1994                    3.50%
1995                    5.17%
1996                    4.73%
1997                    4.91%
1998                    4.84%
1999                    4.26%
2000                    5.49%

--------------------------------------
BEST QUARTER                     1.46%
--------------------------------------
                     4th quarter, 2000
--------------------------------------
WORST QUARTER                    0.63%
--------------------------------------
                     2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                           PAST 1 YEAR  PAST 5 YEARS  LIFE OF THE FUND
----------------------------------------------------------------------
MORGAN SHARES              5.49          4.84         4.32
----------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/30/91.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                            0.10
DISTRIBUTION (RULE 12b-1) FEES                             0.10
SHAREHOLDER SERVICE FEES                                   0.35
OTHER EXPENSES(1)                                          0.16
----------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                            0.71
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                 (0.12)
----------------------------------------------------------------
NET EXPENSES(2)                                            0.59
----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE M0RGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.

                                    1 YEAR       3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST($)
(WITH OR WITHOUT REDEMPTION)        60           215      383       871
--------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.


As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in securities issued and payable in U.S. dollars.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)).


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.47%.


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991                 4.07%
1992                 2.52%
1993                 1.82%
1994                 2.15%
1995                 3.13%
1996                 2.91%
1997                 3.16%
1998                 2.99%
1999                 2.77%
2000                 3.65%

---------------------------------------
BEST QUARTER                      1.08%
---------------------------------------
                      1st quarter, 1991
---------------------------------------
WORST QUARTER                     0.41%
---------------------------------------
                      1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                       PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------
MORGAN SHARES          3.65           3.10            2.92
-------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                               0.10
DISTRIBUTION (RULE 12b-1) FEES                                0.10
SHAREHOLDER SERVICE FEES                                      0.35
OTHER EXPENSES(1)                                             0.20
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                               0.75
FEE WAIVERS AND EXPENSE REIMBURSEMENTS                       (0.16)
-------------------------------------------------------------------
NET EXPENSES(2)                                               0.59
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.



EXAMPLE

This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,
- 5% return each year, and
- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.



                                            1 YEAR    3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
YOUR COST($)(WITH OR WITHOUT REDEMPTION)    60        224     401     915
--------------------------------------------------------------------------------

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, except when it is temporarily defending its assets, the Fund will invest at least 65% of its net assets in California municipal obligations, the interest on which is excluded from gross income, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. The Fund may generally invest in municipal obligations issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. When suitable California municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income tax.

As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternative minimum tax on individuals. However, up to 20% of its net assets may be invested in securities paying interest which is subject to federal income tax or to the alternative minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. JPMFAM (USA)).


The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems affecting the institutions issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.23%.

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1993                      2.21%
1994                      2.52%
1995                      3.38%
1996                      2.95%
1997                      3.09%
1998                      2.87%
1999                      2.62%
2000                      3.19%

----------------------------------
BEST QUARTER                 0.88%
----------------------------------
                 2nd quarter, 1995
----------------------------------
WORST QUARTER                0.49%
----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                      PAST 1 YEAR         PAST 5 YEARS    LIFE OF THE FUND
-------------------------------------------------------------------------
MORGAN SHARES         3.19                2.94            2.86
-------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 3/5/92.

(2) THE FUND'S FISCAL YEAR END IS 8/31

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                               0.10
DISTRIBUTION (RULE 12b-1) FEES                                0.10
SHAREHOLDER SERVICE FEES                                      0.35
OTHER EXPENSES(1)                                             0.35
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                               0.90
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                    (0.35)
-------------------------------------------------------------------
NET EXPENSES(2)                                               0.55
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.55% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and annual total operating expenses thereafter.

The example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.

                                            1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)  56       252       464     1,076
--------------------------------------------------------------------------------

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund will generally invest at least 65% of its net assets in New York municipal obligations, the interest on which is excluded from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. The Fund may generally invest in municipal obligations issued by New York State, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.


As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternative minimum tax on individuals. The remaining 20% of its net assets may be invested in securities paying interest which is subject to federal income tax or to the alternative minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM). The dollar-weighted average maturity of the Fund will generally be 90 days or less, and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL
  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME
  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Morgan Shares (formerly Vista Shares prior to the date of this prospectus) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.39%.

YEAR-BY-YEAR RETURNS(1)
[CHART]

1991              3.64%
1992              2.30%
1993              1.67%
1994              2.07%
1995              3.03%
1996              2.81%
1997              3.09%
1998              2.90%
1999              2.72%
2000              3.53%

---------------------------------
BEST QUARTER                0.97%
---------------------------------
                1st quarter, 1991
---------------------------------
WORST QUARTER               0.38%
---------------------------------
                1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for period sending December 31, 2000(1)



                           PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------
MORGAN SHARES              3.53           3.01            2.78
------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                  0.10
DISTRIBUTION (RULE 12b-1) FEES                                   0.10
SHAREHOLDER SERVICE FEES                                         0.35
OTHER EXPENSES(1)                                                0.15
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                  0.70
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                        (0.11)
------------------------------------------------------------------------
NET EXPENSES(2)                                                  0.59
------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.



EXAMPLE
This example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.



                                              1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)    60      213     379     860
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank and JPMFAM (USA) served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                        %
PRIME MONEY MARKET FUND                     0.10
------------------------------------------------
U.S. GOVERNMENT MONEY
MARKET FUND                                 0.10
------------------------------------------------
TREASURY PLUS MONEY MARKET FUND             0.10
------------------------------------------------
FEDERAL MONEY MARKET FUND                   0.10
------------------------------------------------
100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                           0.10
------------------------------------------------
TAX FREE MONEY MARKET FUND                  0.10
------------------------------------------------
CALIFORNIA TAX FREE MONEY
MARKET FUND                                 0.03
------------------------------------------------
NEW YORK TAX FREE MONEY
MARKET FUND                                 0.10
------------------------------------------------



THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Morgan Shares of each Fund, and up to 0.25% of the average daily net assets of the Class B and Class C Shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.


JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), each Fund's distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B Shares and Class C Shares. You may have to pay a deferred sales charge when you sell Class B or Class C Shares of the Prime Money Market Fund, depending on how long you've held them.

Different charges are associated with the Class B and Class C Shares of the Prime Money Market Fund:


- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

For more information about Class B and Class C Shares see "Distribution Arrangements."

The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND          5:00 P.M.
-------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND                4:00 P.M.
-------------------------------------------
TREASURY PLUS MONEY MARKET FUND  5:00 P.M.
-------------------------------------------
FEDERAL MONEY
MARKET FUND                      2:00 P.M.
-------------------------------------------
100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND                      NOON
-------------------------------------------
TAX FREE MONEY
MARKET FUND                      NOON
-------------------------------------------
CALIFORNIA TAX FREE
MONEY MARKET FUND                NOON
-------------------------------------------
NEW YORK TAX FREE
MONEY MARKET FUND                NOON
-------------------------------------------



If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN FUNDS SERVICE CENTER

1-800-348-4782


MINIMUM INVESTMENTS



                       INITIAL     ADDITIONAL
TYPE OF ACCOUNT        INVESTMENT  INVESTMENTS
----------------------------------------------
REGULAR ACCOUNT         $2,500      $100
----------------------------------------------
SYSTEMATIC
INVESTMENT PLAN(1)      $1,000      $100
----------------------------------------------
IRAs                    $1,000      $100
----------------------------------------------
SEP-IRAs                $1,000      $100
----------------------------------------------
EDUCATION IRAs          $500        $100
----------------------------------------------



(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.



Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell these shares until your check clears, which could take more than 15 calendar day after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

You can buy shares in three ways:
THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782


Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


THROUGH A SYSTEMATIC INVESTMENT PLAN

This is an easy way to make regular investments. The minimum investment in any one fund is $100. See Shareholder Services for details.


SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.


We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.


Or
Send a signed letter with your instructions to:


JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or wire only to the bank account on our records.


THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell shares. See Shareholder Services for details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Morgan shares for shares in certain other JPMorgan Funds. You can exchange Class B Shares and Class C Shares of the Prime Money Market Fund for shares of the same class of another JPMorgan Fund. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. See Shareholder Services for details.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS
CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years.


YEAR            DEFERRED SALES CHARGE
1               5%
2               4%
3               3%
4               3%
5               2%
6               1%
7               NONE
8               NONE

Class B Shares automatically convert into Morgan shares at the beginning of the ninth year after you bought them.


We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. Class C Shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.


You should also consider the distribution and service fees which appear in the table called Annual Operating Expenses for the Prime Money Market Fund.


Your investment representative may be able to advise you about the best class of shares for you

GENERAL

Class B and Class C Shares have higher expenses each year, so you should only buy Class B and Class C Shares in conjunction with a plan to invest in JPMorgan equity and fixed income Funds.

With the exception of Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay up to 0.10% of their Morgan Class assets in distribution fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class B and Class C Shares.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to sale of shares. Payments are not tied to the amount of actual expenses incurred. Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


Please write to:
JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


Each Fund may issue multiple classes of shares. This prospectus relates only to Morgan Class Shares of the Funds and Class B and Class C Shares of the Prime Money Market Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund, the California Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Money Market Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Money Market Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.


Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

SHAREHOLDER SERVICES



SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to JPMorgan Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. It's a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.


SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS: dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.


VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.


ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES: domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                                         CLASS B SHARES
                                                                ----------------------------------------------------------------
                                                                  Year      Year       Year      Year       Year   Six Months(2)
                                                                 Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                               8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.04      0.04       0.05      0.04       0.05            0.03

  Less distributions:
    Dividends from net investment income                         0.04      0.04       0.05      0.04       0.05            0.03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00     $1.00      $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.25%     4.33%      4.60%     4.07%      4.97%           2.66%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                              $16       $10        $29       $36        $11             $12
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       1.47%     1.35%      1.25%     1.25%      1.25%           1.24%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          4.17%     4.27%      4.49%     4.00%      4.87%           5.25%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        1.71%     1.53%      1.50%     1.47%      1.27%           1.25%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)     3.93%     4.09%      4.24%     3.78%      4.85%           5.24%
--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Prime Money Market Fund.

(2) For semi-annual period (unaudited).

(3) Short periods have been annualized.

                                                               CLASS C SHARES                       MORGAN SHARES(6)
                                                  ----------------------------------------- -----------------------------------
                                                 5/14/98(3)    Year   Year Six    Months(2)  10/1/98(3)    Year   Six Months(2)
                                                 through      Ended      Ended     Ended     through      Ended        Ended(2)
PER SHARE OPERATING PERFORMANCE:                 8/31/96    8/31/99    8/31/00   2/28/01     8/31/99    8/31/00       2/28/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $1.00      $1.00      $1.00     $1.00       $1.00      $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                           0.01       0.04       0.05      0.03        0.04       0.06          0.03

  Less distributions:
    Dividends from net investment income            0.01       0.04       0.05      0.03        0.04       0.06          0.03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00     $1.00       $1.00      $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                     1.29%      3.85%      4.95%     2.68%       4.26%      5.65%         2.99%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                  $1         $1         $+        $+        $515     $1,475       $10,209
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(5)          1.50%      1.45%      1.26%     1.24%       0.59%      0.59%         0.59%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
net assets(5)                                       4.21%      3.75%      4.86%     5.25%       4.61%      5.53%         5.90%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements
and earnings credits to average net assets(5)       1.50%      1.45%      1.26%     1.25%       0.72%      0.61%         0.60%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average
net assets(5)                                       4.21%      3.75%      4.86%     5.24%       4.48%      5.51%         5.89%
-------------------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Prime Money Market Fund.

(2) For semi-annual period(unaudited).
(3) Commencement of offering shares.
(4) Total returns are calculated before taking into account effect of deferred sales charge.
(5) Short periods have been annualized.

(6) Formerly Chase Vista Prime Money Market Fund: Vista Shares.

 +  Amount rounds to less than one million.

JPMORGAN U.S GOVERNMENT MONEY MARKET FUND(1)

                                                                 Year      Year       Year      Year       Year  Six Months(2)
                                                                Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00    $ 1.00     $ 1.00     $1.00     $ 1.00        $ 1.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.05      0.05       0.05      0.04       0.05          0.03

  Less distributions:
    Dividends from net investment income                         0.05      0.05       0.05      0.04       0.05          0.03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.00    $ 1.00     $ 1.00     $1.00     $ 1.00        $ 1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.97%     5.04%      5.14%     4.55%      5.48%         2.91%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $2,057    $2,139     $3,033    $3,538     $3,398        $3,956
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       0.65%     0.59%      0.59%     0.59%      0.59%         0.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          4.83%     4.93%      5.01%     4.46%      5.35%         5.78%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        0.73%     0.72%      0.70%     0.69%      0.69%         0.68%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,                  4.75%     4.80%      4.90%     4.36%      5.25%         5.69%
reimbursements and earnings credits to average net assets(3)
------------------------------------------------------------------------------------------------------------------------------


 (1) Formerly Chase Vista U.S Government Money Market Fund:Vista Shares.
 (2) For semi-annual period (unaudited).

 (3) Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)

                                                            5/6/96(2)      Year       Year      Year       Year  Six Months(3)
                                                              through     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.02      0.05       0.05      0.04       0.05           0.03

  Less distributions:
    Dividends from net investment income                         0.02      0.05       0.05      0.04       0.05           0.03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     1.50%     4.89%      5.05%     4.39%      5.29%          2.86%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $1,382    $1,605     $1,316    $1 734     $1,367         $1,391
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(4)                       0.59%     0.59%      0.59%     0.59%      0.59%          0.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)          4.63%     4.79%      4.92%     4.27%      5.14%          5.70%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(4)                        0.73%     0.70%      0.70%     0.69%      0.71%          0.70%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(4)     4.49%     4.68%      4.81%     4.17%      5.02%          5.59%
------------------------------------------------------------------------------------------------------------------------------

 (1) Formerly Chase Vista Treasury Plus Money Market Fund: Vista Shares.
 (2) Commencement of offering shares.
 (3) For semi-annual period (unaudited).
 (4) Short periods have been annualized.

JPMORGAN FEDERAL MONEY MARKET FUND(1)

                                                                 Year      Year       Year      Year       Year   Six Months(2)
                                                                Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.05      0.05       0.05      0.04       0.05           0.03

  Less distributions:
    Dividends from net investment income                         0.05      0.05       0.05      0.04       0.05           0.03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.83%     4.91%      4.94%     4.46%      5.29%          2.83%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $ 353     $ 301      $ 359     $ 550      $ 576          $ 673
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       0.70%     0.70%      0.70%     0.70%      0.70%          0.70%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          4.79%     4.79%      4.88%     4.35%      5.17%          5.62%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        0.93%     0.82%      0.84%     0.78%      0.75%          0.72%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)     4.56%     4.67%      4.74%     4.27%      5.12%          5.60%
------------------------------------------------------------------------------------------------------------------------------


 (1) Formerly Chase Vista Federal Money Market Fund: Vista Shares which was renamed JPMorgan Federal Money Market Fund II.

 (2) For semi-annual period (unaudited).

 (3) Short periods have been annualized.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)

                                                          12/01/95(2)      Year       Year      Year       Year  Six Months(3)
                                                              Through     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00         $ 1.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.04      0.05       0.05      0.04       0.05           0.03

  Less distributions:
    Dividends from net investment income                         0.04      0.05       0.05      0.04       0.05           0.03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00         $ 1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.50%     4.87%      4.92%     4.31%      5.02%          2.79%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $1,672    $2,376     $3,051    $3,312     $3,535         $3,723
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(4)                       0.60%     0.59%      0.59%     0.59%      0.59%          0.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)          4.58%     4.74%      4.78%     4.15%      4.92%          5.54%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(4)                        0.68%     0.71%      0.71%     0.71%      0.71%          0.71%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income waivers, reimbursements
and earnings credits to average net assets(4)                    4.50%     4.62%      4.66%     4.03%      4.80%          5.42%
------------------------------------------------------------------------------------------------------------------------------

 (1) Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund:
     Vista Shares.
 (2) In 1996, the Fund changed its fiscal year end from November 30 to August
     31. The Fund merged with Hanover 100% U.S.Treasury Securities Money Market Fund on 5/03/96.
 (3) For the semi-annual period (unaudited).
 (4) Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET FUND(1)

                                                                 Year      Year       Year      Year       Year  Six Months(2)
                                                                Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.03      0.03       0.03      0.03       0.03           0.02

  Less distributions:
    Dividends from net investment income                         0.03      0.03       0.03      0.03       0.03           0.02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.92%     3.12%      3.10%     2.73%      3.37%          1.78%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $ 574     $ 566      $ 733     $ 754      $ 895          $ 973
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       0.69%     0.59%      0.59%     0.59%      0.59%          0.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          2.89%     3.08%      3.05%     2.68%      3.33%          3.56%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        0.80%     0.73%      0.72%     0.73%      0.75%          0.70%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)     2.78%     2.94%      2.92%     2.54%      3.17%          3.45%
------------------------------------------------------------------------------------------------------------------------------


 (1) Formerly Chase Vista Tax Free Money Market Fund: Vista Shares.
 (2) For semi-annual period (unaudited).

 (3) Short periods have been annualized.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND(1)

                                                                 Year      Year       Year      Year       Year  Six Months(2)
                                                                Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.03      0.03       0.03      0.03       0.03           0.01

  Less distributions:
    Dividends from net investment income                         0.03      0.03       0.03      0.03       0.03           0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00      1.00      $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.06%     3.02%      2.97%     2.66%      3.00%          1.49%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $  43     $  46      $  50     $  68      $  78          $  89
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       0.56%     0.56%      0.55%     0.55%      0.55%          0.55%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          3.03%     2.99%      2.89%     2.55%      3.03%          2.97%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        1.02%     0.86%      0.93%     0.94%      0.90%          0.81%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)     2.57%     2.69%      2.51%     2.16%      2.68%          2.71%
-------------------------------------------------------------------------------------------------------------------------------


 (1) Formerly Chase Vista California Tax Free Money Market Fund: Vista Shares.
 (2) For semi-annual period (unaudited).

 (3) Short periods have been annualized.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND(1)

                                                                 Year      Year       Year      Year       Year  Six Months(2)
                                                                Ended     Ended      Ended     Ended      Ended          Ended
PER SHARE OPERATING PERFORMANCE:                              8/31/96   8/31/97    8/31/98   8/31/99    8/31/00        2/28/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.03      0.03       0.03      0.03       0.03           0.02

  Less distributions:
    Dividends from net investment income                         0.03      0.03       0.03      0.03       0.03           0.02
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.00     $1.00      $1.00     $1.00      $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.85%     3.02%      3.03%     2.66%      3.27%          1.72%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                             $890      $957     $1,372    $1,505     $1,831         $2,221
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                       0.74%     0.59%      0.59%     0.59%      0.59%          0.59%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)          2.79%     2.97%      2.97%     2.61%      3.24%          3.42%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                        0.83%     0.73%      0.72%     0.71%      0.70%          0.70%
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)     2.70%     2.83%      2.84%     2.49%      3.13%          3.31%
-------------------------------------------------------------------------------------------------------------------------------

 (1) Formerly Chase Vista New York Tax Free Money Market Fund: Vista Shares.
 (2) For semi-annual period (unaudited).

 (3) Short periods have been annualized.

                       This page intentionally left blank

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION(SAI)
The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

             The Funds' Investment Company Act File No.is 811-8358.

       (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                       PR-MM-901
                                                                    PR-MMB-901 X
                                                                    PR-MMM-901 X

PROSPECTUS SEPTEMBER 7, 2001


JPMORGAN MONEY MARKET FUNDS


AGENCY SHARES


PRIME MONEY MARKET FUND


U.S. GOVERNMENT MONEY MARKET FUND TREASURY

PLUS MONEY MARKET FUND FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Prime Money Market Fund                                      1

U.S. Government Money Market Fund                            5

Treasury Plus Money Market Fund                              9

Federal Money Market Fund                                   13

100% U.S. Treasury Securities Money Market Fund             17

Tax Free Money Market Fund                                  21

The Funds' Management and Administration                    25

How Your Account Works                                      26

  Buying Fund Shares                                        26

  Selling Fund Shares                                       27

  Other Information Concerning the Funds                    27

  Distributions and Taxes                                   28

What the Terms Mean                                         29

Financial Highlights                                        30

How to Reach Us                                     Back Cover

JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.


  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.



  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY
BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may by difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

The performance for the period before Agency Shares were launched on 4/26/94 is based on the performance of the Fund's Premier Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.55%

YEAR-BY-YEAR RETURN(1),(2)
[CHART]

1994                                           4.21%
1995                                           5.84%
1996                                           5.40%
1997                                           5.58%
1998                                           5.53%
1999                                           5.17%
2000                                           6.38%

----------------------------------------------------
BEST QUARTER                                   1.64%
----------------------------------------------------
                                   3rd quarter, 2000
----------------------------------------------------
WORST QUARTER                                  0.75%
----------------------------------------------------
                                   1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS(%)
Shows performance over time, for periods ended December 31, 2000(1)



                                                            LIFE OF THE
                               PAST 1 YR.     PAST 5 YRS.   FUND
------------------------------------------------------------------------
AGENCY SHARES                  6.38           5.61          5.39
------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.12
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.06)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.26
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS FOR ONE YEAR AND 0.30% FOR THE SECOND AND THIRD YEARS THROUGH 9/7/04.



EXAMPLE

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.



                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)      27         84          161         387
--------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).


  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD
  UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

  INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.


  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME


  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.

The performance for the period before Agency Shares were launched on 12/10/93 is based on the performance of the Fund's Premier Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.43%.


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991                                 5.81%
1992                                 3.40%
1993                                 2.71%
1994                                 4.12%
1995                                 5.83%
1996                                 5.33%
1997                                 5.46%
1998                                 5.38%
1999                                 4.97%
2000                                 6.25%



---------------------------------------------
BEST QUARTER                            1.61%
---------------------------------------------
                            4th quarter, 2000
---------------------------------------------
WORST QUARTER                           0.66%
---------------------------------------------
                            2nd quarter, 1999
---------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                PAST 1 YEAR       PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
AGENCY SHARES                   6.25              5.48             4.92
--------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.12
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.06)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.26
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.



EXAMPLE
This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.



                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
 -------------------------------------------------------------------------------
 YOUR COST($)
 (WITH OR WITHOUT REDEMPTION)    27          97           174         400
 -------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.


The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:


- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.


- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management(USA) Inc. (JPMFAM (USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1995                                  5.62%
1996                                  5.14%
1997                                  5.35%
1998                                  5.29%
1999                                  4.79%
2000                                  6.11%

BEST QUARTER                                   1.60%
----------------------------------------------------
                                   4th quarter, 2000
----------------------------------------------------
WORST QUARTER                                  1.10%
----------------------------------------------------
                                   1st quarter, 1999
----------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                     LIFE OF
                                PAST 1 YEAR           PAST 5 YEARS   THE FUND
-----------------------------------------------------------------------------
AGENCY SHARES                   6.11                  5.34           5.28
-----------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.15
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.35
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.10)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.25
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.25% OF ITS AVERAGE DAILY NET ASSETS FOR A PERIOD OF ONE YEAR THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.



                                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     26         102          186         433
-----------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.


The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.48%.


YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1995                                    5.71%
1996                                    5.24%
1997                                    5.43%
1998                                    5.32%
1999                                    4.98%
2000                                    6.14%


-----------------------------------------------------
BEST QUARTER                                    1.58%
-----------------------------------------------------
                                   4th quarter, 2000
-----------------------------------------------------
WORST QUARTER                                  1.16%
-----------------------------------------------------
                                   1st quarter, 1999



AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                     LIFE OF
                                PAST 1 YEAR        PAST 5 YEARS      THE FUND
 -------------------------------------------------------------------------------
 AGENCY SHARES                  6.14               5.42              5.39
 -------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.13
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.33
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.07)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.26
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.



                                             1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   27        99       178      411
---------------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.


The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME
- REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Class Shares prior to the date of this prospectus) has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return for the past year, five years and the life of the Fund.

The performance of the Fund from 5/3/96 to 6/30/96 is based on the performance of Morgan Shares of the Fund. The performance of the Fund prior to 5/3/96 is based on the performance of the Fund's predecessor, the Hanover 100% Treasury Securities Money Market Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.48%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1992                                   3.35%
1993                                   2.60%
1994                                   3.50%
1995                                   5.17%
1996                                   4.94%
1997                                   5.24%
1998                                   5.23%
1999                                   4.62%
2000                                   5.85%

----------------------------------------------------
BEST QUARTER                                   1.54%
----------------------------------------------------
                                   4th quarter, 2000
----------------------------------------------------
WORST QUARTER                                  0.63%
----------------------------------------------------
                                   2nd quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 20001



                                                                  LIFE OF
                                PAST 1 YEAR      PAST 5 YEARS     THE FUND
---------------------------------------------------------------------------
AGENCY SHARES                   5.85             5.18             4.50
---------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/30/91.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.14
------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.34
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.09)
------------------------------------------------------------------
NET EXPENSES(2)                                             0.25
------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and

-  net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.



                                             1 YEAR    3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   26        100      182      422
-----------------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.


As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.


If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Agency Shares (formerly Institutional Shares prior to the date of this prospectus) has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years.

The performance for the period before Agency Shares were launched on 11/4/93 is based on the performance of the Fund's Premier Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.64%.


YEAR-BY-YEAR RETURN(1)

[CHART]

1991                              4.38%
1992                              2.83%
1993                              2.15%
1994                              2.67%
1995                              3.68%
1996                              3.31%
1997                              3.50%
1998                              3.33%
1999                              3.11%
2000                              3.99%

----------------------------------------------------
BEST QUARTER                                   1.16%
----------------------------------------------------
                                   1st quarter, 1991
----------------------------------------------------
WORST QUARTER                                  0.51%
----------------------------------------------------
                                   1st quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                             PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------
AGENCY SHARES                3.99           3.45          3.30
------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12b-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.10
OTHER EXPENSES(1)                                           0.19
-----------------------------------------------------------------
TOTAL OPERATING EXPENSES                                    0.39
FEE WAIVERS AND EXPENSES REIMBURSEMENTS(2)                 (0.13)
-----------------------------------------------------------------
NET EXPENSES(2)                                             0.26
-----------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual return of the Agency Shares and your actual costs may be higher or lower.



                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST($)
(WITH OR WITHOUT REDEMPTION)      27         112          206         480
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P.Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank and JPMFAM (USA) served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of average net assets as follows:



 FUND                             %
 ---------------------------------------
 PRIME MONEY MARKET FUND          0.10
 ---------------------------------------
 U.S. GOVERNMENT MONEY
 MARKET FUND                      0.10
 ---------------------------------------
 TREASURY PLUS MONEY MARKET FUND  0.10
 ---------------------------------------
 FEDERAL MONEY MARKET FUND        0.10
 ---------------------------------------
 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                0.10
 ---------------------------------------

 TAX FREE MONEY MARKET FUND       0.10
 ---------------------------------------


THE FUNDS' ADMINISTRATOR

The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Agency Shares of each Fund held by investors serviced by the shareholder servicing agent.


JPMFAM (USA) and/or J.P.Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund seeks to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price a Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 5:00 p.m. Eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by a Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in each Fund by a service organization is $1,000,000 and $25,000 for additional investments although the minimum investments may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in a Fund:


- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to a Fund by the cut-off time.

Normally, the cut-off (in Eastern time) is:



PRIME MONEY MARKET FUND                           5:00 P.M.
-----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                 4:00 P.M.
-----------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                   5:00 P.M.
-----------------------------------------------------------
FEDERAL MONEY MARKET FUND                         2:00 P.M.
-----------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND   NOON
-----------------------------------------------------------
TAX FREE MONEY MARKET FUND                        NOON
-----------------------------------------------------------



The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S.

Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to reject any purchase order or to cease offering shares.

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.


SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage a Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before each Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION
Tell your service organization that you want to sell shares. They'll send all necessary documents to the JPMorgan Funds Service Center.

REDEMPTIONS-IN-KIND Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUNDS
The Funds may close your account if the balance falls below the minimum because you've sold shares. The Funds may also close the account if you fail to meet the investment minimum over a 12-month period. The Funds will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unautho-rized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


Please write to:
JPMorgan Funds Service Center

P.O.Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Agency Shares of a Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Funds are not subject to federal income taxes, but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.


Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN



LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                                                                       Six Months(2)
                                                         Year Ended    Year Ended Year Ended  Year Ended   Year Ended         Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96       8/31/97    8/31/98     8/31/99      8/31/00       2/28/01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00        $ 1.00     $ 1.00      $ 1.00       $ 1.00       $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.05          0.05       0.06        0.05         0.06          0.03

   Less distributions:
     Dividends from net investment income                     0.05          0.05       0.06        0.05         0.06          0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00        $ 1.00     $ 1.00      $ 1.00       $ 1.00       $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.51%         5.49%      5.65%       5.10%        6.01%         3.15%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $725        $1,348     $4,722      $8,161       $9,430       $17,338
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.26%         0.25%      0.24%       0.26%        0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       5.33%         5.37%      5.50%       4.96%        5.86%         6.23%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements
  and earnings credits to average net assets(3)               0.26%         0.25%      0.24%       0.33%        0.33%         0.33%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
 reimbursements and earnings credits to average net
 assets(3)                                                    5.33%         5.37%      5.50%       4.89%        5.79%         6.16%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Formerly Chase Vista Prime Money Market Fund: Institutional Shares.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND(1)

                                                                                                                       Six Months(2)
                                                         Year Ended   Year Ended  Year Ended  Year Ended   Year Ended         Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96      8/31/97     8/31/98     8/31/99      8/31/00       2/28/01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.05         0.05        0.05        0.05         0.06          0.03

   Less distributions:
     Dividends from net investment income                     0.05         0.05        0.05        0.05         0.06          0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.45%        5.40%       5.51%       4.92%        5.83%         3.08%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                        $1,182       $2,955      $2,797      $2,913       $2,639        $3,708
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.27%        0.24%       0.24%       0.25%        0.26%         0.26%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       5.30%        5.29%       5.36%       4.80%        5.66%         6.09%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets(3)                   0.27%        0.24%       0.24%       0.31%        0.33%         0.32%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average
  net assets(3)                                               5.30%        5.29%       5.36%       4.74%        5.59%         6.03%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Formerly Chase Vista U.S. Government Money Market Fund: Institutional
     Shares.
 (2) For semi-annual period (unaudited).
 (3) Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)

                                                                                                                     Six Months(2)
                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended          Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96     8/31/97     8/31/98     8/31/99     8/31/00        2/28/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00       $1.00       $1.00       $1.00       $1.00        $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.05        0.05        0.05        0.05        0.06           0.03

   Less distributions:
     Dividends from net investment income                     0.05        0.05        0.05        0.05        0.06           0.03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00       $1.00       $1.00       $1.00       $1.00        $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.29%       5.24%       5.44%       4.75%       5.65%          3.04%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $ 189       $ 292       $ 876       $ 980       $ 904        $ 1,075
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.30%       0.26%       0.21%       0.24%       0.25%          0.25%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       5.11%       5.16%       5.29%       4.61%       5.48%          6.02%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets(3)                   0.38%       0.26%       0.25%       0.31%       0.36%          0.35%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average net
  assets(3)                                                   5.03%       5.16%       5.25%       4.54%       5.37%          5.92%
----------------------------------------------------------------------------------------------------------------------------------

  (1) Formerly Chase Vista Treasury Plus Money Market Fund: Institutional
      Shares.
  (2) For semi-annual period (unaudited).
  (3) Short periods have been annualized.

JPMORGAN FEDERAL MONEY MARKET FUND(1)


                                                                                                                      Six Months(2)
                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended          Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96     8/31/97     8/31/98     8/31/99     8/31/00        2/28/01
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00       $1.00       $1.00       $1.00       $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.05        0.05        0.05        0.05        0.06           0.03

   Less distributions:
     Dividends from net investment income                     0.05        0.05        0.05        0.05        0.06           0.03
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00       $1.00       $1.00       $1.00       $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.35%       5.35%       5.46%       4.92%       5.75%          3.05%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $141        $131        $198        $248        $287           $907
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.30%       0.27%       0.27%       0.26%       0.26%          0.26%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       5.20%       5.23%       5.32%       4.79%       5.61%          6.05%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets(3)                   0.30%       0.27%       0.27%       0.34%       0.34%          0.33%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average
  net assets(3)                                               5.20%       5.23%       5.32%       4.71%       5.53%          5.98%
-----------------------------------------------------------------------------------------------------------------------------------


  (1) Formerly Chase Vista Federal Money Market Fund: Institutional Shares which was renamed JPMorgan Federal Money Market Fund II.
  (2) For semi-annual period (unaudited).
  (3) Short periods have been annualized.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)


                                                         6/30/96(2)                                                  Six Months(3)
                                                            through  Year Ended  Year Ended  Year Ended  Year Ended          Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96     8/31/97     8/31/98     8/31/99     8/31/00        2/28/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00       $1.00      $ 1.00       $1.00       $1.00         $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.01        0.05        0.05        0.05        0.05           0.03

   Less distributions:
     Dividends from net investment income                     0.01        0.05        0.05        0.05        0.05           0.03
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00       $1.00      $ 1.00       $1.00       $1.00         $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  1.23%       5.20%       5.30%       4.67%       5.38%          2.96%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $   1         $81      $1,796       $ 895       $ 872         $1,722
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(4)                    0.21%       0.27%       0.21%       0.24%       0.25%          0.25%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)       3.65%       5.06%       5.13%       4.51%       5.26%          5.88%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets(4)                   0.21%       0.27%       0.25%       0.32%       0.34%          0.34%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average
  net assets(4)                                               3.65%       5.06%       5.09%       4.43%       5.17%          5.79%
----------------------------------------------------------------------------------------------------------------------------------


  (1) Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund:
      Institutional Shares.
  (2) Commencement of offering shares.
  (3) For semi-annual period (unaudited).
  (4) Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET FUND(1)

                                                                                                                     Six Months(2)
                                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended          Ended
PER SHARE OPERATING PERFORMANCE                             8/31/96     8/31/97     8/31/98     8/31/99     8/31/00        2/28/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00       $1.00       $1.00       $1.00       $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.03        0.04        0.03        0.03        0.04           0.02

   Less distributions:
     Dividends from net investment income                     0.03        0.04        0.03        0.03        0.04           0.02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00       $1.00       $1.00       $1.00       $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  3.40%       3.45%       3.45%       3.07%       3.71%          1.95%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                         $ 149       $ 286       $ 410       $ 476       $ 640          $ 704
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.31%       0.26%       0.26%       0.26%       0.26%          0.26%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       3.33%       3.41%       3.37%       3.01%       3.67%          3.88%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
  earnings credits to average net assets(3)                   0.31%       0.26%       0.26%       0.35%       0.39%          0.35%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
  reimbursements and earnings credits to average
  net assets(3)                                               3.33%       3.41%       3.37%       2.92%       3.54%          3.79%
----------------------------------------------------------------------------------------------------------------------------------

  (1) Formerly Chase Vista Tax Free Money Market Fund: Institutional Shares.
  (2) For semi-annual period (unaudited).
  (3) Short periods have been annualized.

                      This page intentionally left blank.

HOW TO REACH US


MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER

PO BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.



                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039


             The Funds' Investment Company Act File No. is 811-8358.
        (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001


                                                               PR-MMAGENCY-901 X

PROSPECTUS SEPTEMBER 7, 2001


JPMORGAN MONEY MARKET FUNDS

INSITUTIONAL CLASS SHARES

PRIME MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
100% U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX FREE MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
PRIME MONEY MARKET FUND                                 1
U.S. GOVERNMENT MONEY MARKET FUND                       5
TREASURY PLUS MONEY MARKET FUND                        10
FEDERAL MONEY MARKET FUND                              14
100% U.S. TREASURY SECURITIES MONEY MARKET FUND        18
TAX FREE MONEY MARKET FUND                             23
THE FUNDS' MANAGEMENT AND ADMINISTRATION               27
HOW YOUR ACCOUNT WORKS                                 28
    BUYING FUND SHARES                                 28
    SELLING FUND SHARES                                29
    OTHER INFORMATION CONCERNING THE FUNDS             29
    DISTRIBUTIONS AND TAXES                            30
WHAT THE TERMS MEAN                                    31
HOW TO REACH US                                BACK COVER

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.


  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S.Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME

   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on other share classes of the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.55%.

YEAR-BY-YEAR RETURNS(1,2,3)

[CHART]



1994              4.21%
1995              5.84%
1996              5.40%
1997              5.58%
1998              5.53%
1999              5.17%
2000              6.38%



----------------------------------------
BEST QUARTER                       1.64%
----------------------------------------
                        3rd quarter,2000
----------------------------------------
WORST QUARTER                      0.75%
----------------------------------------
                        1st quarter,1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                 LIFE OF THE
                                     PAST 1 YEAR  PAST 5 YEARS   FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(3)        6.38         5.61           5.39
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR OTHER SHARE CLASSES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE OTHER SHARE CLASSES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THESE OTHER SHARE CLASSES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.12
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.20
------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year,

- net expenses for three years and total annual operating expenses thereafter, and


- all shares sold at the end of each time period.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($) (WITH OR WITHOUT REDEMPTION) 20       64       142       368
--------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC,THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WH
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on other share classes of the Fund. The bar chart shows how the performance of the Fund has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.43%.

[CHART]


YEAR-BY-YEAR RETURNS(1,2)
1991           5.81%
1992           3.40%
1993           2.71%
1994           4.12%
1995           5.83%
1996           5.33%
1997           5.46%
1998           5.38%
1999           4.97%
2000           6.25%



----------------------------------------
BEST QUARTER                       1.61%
----------------------------------------
                       4th quarter, 2000
----------------------------------------
WORST QUARTER                      0.66%
----------------------------------------
                       2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2000(1)



                                     PAST 1 YEAR  PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(2)        6.25         5.48           4.92
------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE PERFORMANCE SHOWN ABOVE IS FOR OTHER SHARE CLASSES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE OTHER SHARE CLASSES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT THE OTHER SHARE CLASSES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


MANAGEMENT FEES                                                      0.10
DISTRIBUTION (RULE 12b-1) FEES                                       NONE
SHAREHOLDER SERVICE FEES                                             0.10
OTHER EXPENSES(1)                                                    0.13
------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                             0.33
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                            (0.13)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                      0.20
------------------------------------------------------------------------------



(1) OTHER EXPENSESO ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                              1 YEAR   3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------------------
 YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   20       93       172       405
----------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

  BEFORE YOU INVEST

  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


  INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance recordwith respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on the performance of the Fund's Agency Shares (formerly Institutional Class Shares). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.

[CHART]


YEAR-BY-YEAR RETURNS(1,2,3)
1995                           5.62%
1996                           5.14%
1997                           5.35%
1998                           5.29%
1999                           4.79%
2000                           6.11%



----------------------------------------
BEST QUARTER                       1.60%
----------------------------------------
                       4th quarter, 2000
----------------------------------------
WORST QUARTER                      1.10%
----------------------------------------
                       2nd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for the periods ended December 31, 2000(1)

                                                                LIFE OF THE
                                    PAST 1 YEAR   PAST 5 YEARS  FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(3)       6.11          5.34          5.28
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR AGENCY SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE AGENCY SHARES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT AGENCY SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.14
---------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              0.34
FEE WAIVERS ANDEXPENSEREIMBURSEMENTS(2)                              (0.14)
---------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.20
---------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.




                                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)  20       64       146       387
--------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND
(FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.


The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.

  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


  INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on the performance of the Fund's Agency Shares (formerly Institutional Class Shares). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.48%.

[CHART]


YEAR-BY-YEAR RETURNS(1,2,3)

1995                           5.71%
1996                           5.24%
1997                           5.43%
1998                           5.32%
1999                           4.98%
2000                           6.14%



----------------------------------------
BEST QUARTER                       1.58%
----------------------------------------
                       3rd quarter, 2000
                       4th quarter, 2000
----------------------------------------
WORST QUARTER                      1.16%
----------------------------------------
                       1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                LIFE OF THE
                                    PAST 1 YEAR   PAST 5 YEARS  FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(3)       6.14          5.42          5.39
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR AGENCY SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE AGENCY SHARES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT AGENCY SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.




ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.13
---------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              0.33
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.13)
---------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.20
----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)  20       64       144       378
--------------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.


  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


  INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on the performance of the Fund's Agency Shares (formerly Institutional Class Shares). The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of the Fund.

The performance for the period before Agency Shares were launched on 5/3/96 is based on the performance of the Fund's predecessor, the Hanover 100% Treasury Securities Money Market Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.37%.

[CHART]


YEAR-BY-YEAR RETURNS(1,2,3)

1992                           3.35%
1993                           2.60%
1994                           3.50%
1995                           5.17%
1996                           4.94%
1997                           5.24%
1998                           5.23%
1999                           4.62%
2000                           5.85%



----------------------------------------
BEST QUARTER                       1.54%
----------------------------------------
                       4th quarter, 2000
----------------------------------------
WORST QUARTER                      0.63%
----------------------------------------
                       2nd quarter, 1993
----------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                   PAST 1 YEAR  PAST 5 YEARS  LIFE OF THE FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(3)
(WITH OR WITHOUT REDEMPTION)       5.85         5.18          4.50
------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/30/91.
(2) THE FUND'S FISCAL YEAR END IS 8/31.
(3) THE PERFORMANCE SHOWN ABOVE IS FOR AGENCY SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE AGENCY SHARES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT AGENCY SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.13
---------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              0.33
FEE WAIVERS AND EXPENSES REIMBURSEMENTS(2)                           (0.13)
NET EXPENSES(2)                                                       0.20
---------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only, the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                                 1 YEAR  3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT REDEMPTION)        20      93        172       405
----------------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY


Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.


As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)).

The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.



  BEFORE YOU INVEST
  INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

  - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

  - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


  INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

  WHO MAY WANT TO INVEST
  THE FUND IS DESIGNED FOR INVESTORS WHO:
  - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
  - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
  - WANT A HIGHLY LIQUID INVESTMENT
  - ARE LOOKING FOR AN INTERIM INVESTMENT
  - ARE PURSUING A SHORT-TERM GOAL

  THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
  - ARE INVESTING FOR LONG-TERM GROWTH
  - ARE INVESTING FOR HIGH INCOME

  - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Institutional Class Shares are being introduced. The performance of the Institutional Class Shares is based on other share classes of the Fund. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.64%.

[CHART]


YEAR-BY-YEAR RETURNS(1,2)

1991                           4.38%
1992                           2.83%
1993                           2.15%
1994                           2.67%
1995                           3.68%
1996                           3.31%
1997                           3.50%
1998                           3.33%
1999                           3.11%
2000                           3.99%



----------------------------------------
BEST QUARTER                       1.16%
----------------------------------------
                       1st quarter, 1991
----------------------------------------
WORST QUARTER                      0.51%
----------------------------------------
                       1st quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YRS.
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES(2)      3.99         3.45          3.30
------------------------------------------------------------------------------



(1) THE FUND'S FISCAL YEAR END IS 8/31.
(2) THE PERFORMANCE SHOWN ABOVE IS FOR OTHER SHARE CLASSES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE OTHER SHARE CLASSES AND INSTITUTIONAL CLASS SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE FOR INSTITUTIONAL CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT OTHER SHARE CLASSES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        None
SHAREHOLDER SERVICE FEES                                              0.10
OTHER EXPENSES(1)                                                     0.14
TOTAL OPERATING EXPENSES                                              0.34
FEE WAVIERS AND EXPENSE REIMBURSEMENTS(2)                            (0.14)
NET EXPENSES(2)                                                       0.20



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                                 1 YEAR  3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
YOUR COST ($)(WITH OR WITHOUT REDEMPTION)        20      64        146       387
----------------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM
(USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase) and JPMFAM (USA)served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                %
--------------------------------------------
PRIME MONEY MARKET FUND             0.10
--------------------------------------------
U.S. GOVERNMENT MONEY
  MARKET FUND                       0.10
--------------------------------------------
TREASURY PLUS MONEY MARKET
  FUND                              0.10
--------------------------------------------
FEDERAL MONEY MARKET FUND           0.10
--------------------------------------------
100% U.S. TREASURY SECURITIES
  MONEY MARKET FUND                 0.10
--------------------------------------------
TAX FREE MONEY MARKET FUND          0.10
--------------------------------------------


THE FUNDS' ADMINISTRATOR

Chase (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price each Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Funds are accepting orders. You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price.


Normally, the cut-off (in Eastern time) is:


PRIME MONEY
MARKET FUND                     5:00 P.M.

U.S. GOVERNMENT
MONEY MARKET FUND               4:00 P.M.

TREASURY PLUS
MONEY MARKET FUND               5:00 P.M.

FEDERAL MONEY
MARKET FUND                     2:00 P.M.

100% U.S. TREASURY SECURITIES
MONEY MARKET FUND               NOON

TAX FREE MONEY
MARKET FUND                     NOON



If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or cease offering shares at any time.


TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $10,000,000 worth of Institutional Class Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.


Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.


We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.



SELLING SHARES

You may sell your shares in two ways:


THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.


THROUGH THE JPMorgan INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.


REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN


LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:


JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section, and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

             The Funds' Investment Company Act File No. is 811-8358
        (C)2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                    PR-MMI-901 X

PROSPECTUS SEPTEMBER 7, 2001

JPMORGAN MONEY MARKET FUNDS

RESERVE SHARES

PRIME MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS
NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Prime Money Market Fund                             1
Treasury Plus Money Market Fund                     5
New York Tax Free Money Market Fund                 9
The Funds' Management and Administration           14
How Your Account Works                             16
   Buying Fund Shares                              16
   Selling Fund Shares                             17
   Other Information Concerning the Funds          18
   Distributions and Taxes                         18
What the Terms Mean                                20
Financial Highlights                               21
How To Reach Us                            Back cover

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities,including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.


  - other U.S. or foreign commercial banks which the Fund's adviser judges to have comparable credit standing


- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:


    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.


    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST
    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES
      TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM
      INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL

    THE FUND IS NOT DESIGNED FOR
    INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME

    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Reserve Shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

The performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of other share classes of the Fund. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than these other classes.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.27%.



YEAR-BY-YEAR RETURNS(1),(2)


[CHART]


1994                         3.39%
1995                         4.59%
1996                         4.13%
1997                         4.49%
1998                         4.61%
1999                         4.83%
2000                         5.93%



----------------------------------
BEST QUARTER                 1.45%
----------------------------------
                 4th quarter, 2000
----------------------------------
WORST QUARTER                0.75%
----------------------------------
                 1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                   LIFE
                                                                   OF THE
                                        PAST 1 YEAR  PAST 5 YEARS  FUND
----------------------------------------------------------------------------
 RESERVE CLASS SHARES                   5.93         4.79          4.52
----------------------------------------------------------------------------



(1) The Fund commenced operations on 11/15/93.

(2) The Fund's fiscal year end is 8/31.

ESTIMATED INVESTOR EXPENSES FOR RESERVE SHARES
The estimated expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.25
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.14
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                       0.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.04)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       0.70
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of C Reserve Shares and our actual costs may be higher or lower.



                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------
 YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   72     224     399     907
------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

BEFORE YOU INVEST
INVESTORS CONSIDEREING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE
   FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.


The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.


The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The Reserve Shares are being offered as of the date of this Prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

The performance for the period before Reserve Shares were launched is based on the performance of other share classes of the Fund. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than these other classes.


Past performance does not predict how this Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.16%


YEAR-BY-YEAR RETURNS (1),(2),(3)


[CHART]


1995                         5.43%
1996                         4.90%
1997                         4.99%
1998                         4.89%
1999                         4.44%
2000                         5.75%


----------------------------------
BEST QUARTER                 1.51%
----------------------------------
                 4th quarter, 2000
----------------------------------
WORST QUARTER                1.01%
----------------------------------
                 1st quarter, 1999


AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)




                                                                  LIFE OF
                                      PAST 1 YEAR   PAST 5 YEARS  THE FUND
-----------------------------------------------------------------------------
 RESERVE SHARES(3)                    5.75          4.99          4.97
-----------------------------------------------------------------------------



(1) The Fund commenced operations on 4/22/94.
(2) The Fund's fiscal year is 8/31.
(3) The performance shown above is for other share Classes of the Fund, which are not offered in this prospectus. The Reserve Shares and these other share Classes are invested in the same portfolio of securities, however, the performance for Reserve Shares would be lower because Reserve Shares have higher expenses than these other share Classes.

ESTIMATED INVESTOR EXPENSES FOR RESERVE SHARES
The estimated expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.25
 SHAREHOLDER SERVICE FEES                                              0.25
 OTHER EXPENSES(1)                                                     0.14
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                       0.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.04)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       0.70
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.



                                              1 YEAR  3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   72      224     399     907
--------------------------------------------------------------------------------

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund will generally invest at least 65% of its net assets in New York municipal obligations, the interest on which is excluded from gross income and exempt from New York State and New York City personal income taxes. The exact percentage will vary from time to time. Municipal obligations issued by New York State, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

When suitable New York municipal obligations are unavailable, the Fund may buy municipal obligations issued by other states. These are generally subject to New York State and New York City personal income taxes.


As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is excluded from gross income and which is not subject to the federal alternative minimum tax on individuals. The remaining 20% of its net assets may be invested in securities paying interest which is subject to federal income tax or to the alternative minimum tax on individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)). The dollar-weighted average maturity of the Fund will generally be 90 days or less, and the Fund will buy only those investments with remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY
INVESTING IN THE FUND.


THE MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.


Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


Interest on certain municipal obligation is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's net assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes it more susceptible to economic problems affecting the institutions issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive dperiods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Reserve Shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.

The performance for the period before Reserve Shares were launched on 7/31/00 is based on the performance of the Fund's Morgan Shares. During this period, the actual returns of Reserve Shares would have been lower than shown because Reserve Shares have higher expenses than Morgan Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.29%.


YEAR-BY-YEAR RETURNS(1)


[CHART]


1991                         3.64%
1992                         2.30%
1993                         1.67%
1994                         2.07%
1995                         3.03%
1996                         2.81%
1997                         3.09%
1998                         2.90%
1999                         2.72%
2000                         3.45%


----------------------------------
BEST QUARTER                 0.97%
----------------------------------
                 1st quarter, 1991
----------------------------------
 WORST QUARTER               0.38%
----------------------------------
                 1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ending December 31, 2000(1)



                                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
 RESERVE SHARES                       3.45          3.00          2.77
--------------------------------------------------------------------------------



(1) The Fund's fiscal year end is 8/31.

ESTIMATED INVESTOR EXPENSES FOR RESERVE SHARES
The estimated expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



 MANAGEMENT FEES                                                       0.10
 DISTRIBUTION (RULE 12b-1) FEES                                        0.30
 SHAREHOLDER SERVICE FEES                                              0.35
 OTHER EXPENSES(1)                                                     0.74
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                       1.49
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.70)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                       0.79
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.79% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 9/7/02.


EXAMPLE This example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($) (WITH OR WITHOUT REDEMPTION)   81      402      747      1,720
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank and JPMFAM (USA) served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of average net assets as follows:



 FUND                                     %
----------------------------------------------
 PRIME MONEY MARKET FUND                  0.10
----------------------------------------------
 TREASURY PLUS MONEY MARKET FUND          0.10
----------------------------------------------
 NEW YORK TAX FREE MONEY MARKET FUND      0.10
----------------------------------------------



THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Reserve Shares for all Funds (except for the New York Tax Free Money Market Fund, which has an annual fee of up to 0.35% of the average daily net assets) held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of the Prime and Treasury Plus Money Market Funds.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD), may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

DISTRIBUTION ARRANGEMENTS
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Funds (except for the New York Tax Free Money Market Fund) have adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Reserve Shares. The New York Tax Free Money Market Fund pays annual distribution fees of up to 0.30% of the average daily net assets attributed to Reserve Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Reserve Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Both of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of 5:00 p.m. Eastern time each day the Funds are accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in a Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investment may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Funds:


- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.


The JPMorgan Funds Service Center accepts orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:



PRIME MONEY
MARKET FUND                         5:00 P.M.

TREASURY PLUS
MONEY MARKET FUND                   5:00 P.M.

NEW YORK TAX FREE
MONEY MARKET FUND                   NOON



Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

If you are planning to sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.


Tell your service organization which Funds you want to buy and he or she will contact us. Your service organization may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares through your service organization on any day the JPMorgan Funds Service Center is open for trading. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.


Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit. You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Tell your service organization which Funds you want to sell. They will send the necessary documents to the Funds. Your service organization might charge you for this service.

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds may close your account if the balance falls below the minimum because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your service organization. We may modify or cancel the sale of shares by phone without notice.


Please write to:
JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Reserve Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. However, for the New York Tax Free Money Market Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.


Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


Any investor for whom the Funds do not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND(1)

                                                                                                       Six Months(3)
                                                                                             7/31/00(2)        Ended
                                                                                              Through       2/28/01
PER SHARE OPERATING PERFORMANCE:                                                              8/31/00    (unaudited)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                       0.01           0.03

   Less distributions:
     Dividends from net investment income                                                        0.01           0.03
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                                    0.50%          2.88%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                               $+             $+
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(4)                                                      0.79%          0.80%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)                                         5.33%          5.69%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and earnings credits to
average net assets(4)                                                                           1.45%        700.65%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers, reimbursements and earnings credits
to average net assets(4)                                                                        4.67%      (694.16%)
--------------------------------------------------------------------------------------------------------------------



(1) Formerly Chase Vista Prime Money Market Fund.
(2) Commencement of offering of classes of shares.
(3) For semi-annual period (unaudited).
(4) Short periods have been annualized.
 +  Amount rounds to less than one million.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND(1)

                                                                                      Reserve Shares
-------------------------------------------------------------------------------------------------------------
                                                                                         9/1/00
                                                                                         Through     7/31/00*
                                                                                         2/28/01      Through
PER SHARE OPERATING PERFORMANCE                                                        unaudited)     8/31/00
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $1.00        $1.00
-------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                  0.02            -

   Less dividends from net investment income                                                0.02            -
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                             $1.00        $1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               1.62%        0.28%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                          $+           $+
-------------------------------------------------------------------------------------------------------------
Ratio of average net assets:
     Expenses(2)                                                                           0.79%        0.79%
-------------------------------------------------------------------------------------------------------------
     Net Investment Income(2)                                                              3.20%        3.04%
-------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits (2)                  1884.09%        1.49%
-------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits (2)    (1880.10%)       2.34%
-------------------------------------------------------------------------------------------------------------


(1) Formerly Chase Vista New York Tax Free Money Market Fund.
(2) Short periods have been annualized.
 +  Amount rounds to less than one million.

                       This page intentionally left blank.

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER
P.O. Box 21939
Kansas City, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC WASHINGTON, DC 20549-0102 1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

             The Fund's Investment Company Act File No. is 811-8358
        (C)2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                    PR-MMR-901 X

PROSPECTUS SEPTEMBER 7, 2001


JPMORGAN MONEY MARKET FUNDS


PREMIER SHARES

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Prime Money Market Fund                                       1

U.S. Government Money Market Fund                             5

Treasury Plus Money Market Fund                               9

Federal Money Market Fund                                    13

100% U.S. Treasury Securities Money Market Fund              17

Tax Free Money Market Fund                                   21

The Funds' Management and Administration                     25

How Your Account Works                                       26

    Buying Fund Shares                                       26

    Selling Fund Shares                                      27

    Other Information Concerning the Funds                   28

    Distributions and Taxes                                  28

What the Terms Mean                                          30

Financial Highlights                                         31

How To Reach Us                                      Back cover

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:


  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME

     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Premier Shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.45%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1994             4.10%
1995             5.66%
1996             5.20%
1997             5.37%
1998             5.32%
1999             4.97%
2000             6.18%

-------------------------------------------------
BEST QUARTER                               1.59%
-------------------------------------------------
                               3rd quarter, 2000
-------------------------------------------------
WORST QUARTER                              0.75%
-------------------------------------------------
                               1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                                       LIFE OF
                                 PAST 1 YEAR       PAST 5 YEARS        THE FUND
--------------------------------------------------------------------------------
PREMIER SHARES                   6.18              5.41                5.20
--------------------------------------------------------------------------------



(1) The Fund commenced operations on 11/15/93.

(2) The Fund's fiscal year end is 8/31

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.25
OTHER EXPENSES (1)                                                0.13
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                   0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS (2)                       (0.03)
------------------------------------------------------------------------
NET EXPENSES (2)                                                  0.45
------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   46         144          259         595
----------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests substantially all its assets in:

- debt securities issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government, and

- repurchase agreements using these securities as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)),.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
- WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
- WANT A HIGHLY LIQUID INVESTMENT
- ARE LOOKING FOR AN INTERIM INVESTMENT
- ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR LONG-TERM GROWTH
- ARE INVESTING FOR HIGH INCOME

- REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Premier Shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.33%.


YEAR-BY-YEAR RETURNS(1)
[CHART]

1991             5.81%
1992             3.40%
1993             2.71%
1994             3.83%
1995             5.54%
1996             5.02%
1997             5.13%
1998             5.14%
1999             4.77%
2000             6.04%


-----------------------------------------------
BEST QUARTER                             1.57%
-----------------------------------------------
                             1st quarter, 1991
-----------------------------------------------
WORST QUARTER                            0.66%
-----------------------------------------------
                             2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December31, 2000(1)



                    PAST (1) YEAR   PAST (5) YEARS  PAST (10) YEARS
--------------------------------------------------------------------
PREMIER SHARES      6.04            5.22            4.73
--------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES


The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               0.10
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES(1)                                            0.13
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.58
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.13)
-------------------------------------------------------------------
NET EXPENSES(2)                                              0.45
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN)EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46          173         311         713
-----------------------------------------------------------------------------

JP MORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these investments. These debt securities carry different interest rates, maturities and issue dates.

The Fund also seeks to enhance its performance by investing in repurchase agreements, using debt securities guaranteed by the U.S. Treasury as collateral.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME

     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Premier Shares has varied from year to year for each of the last six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.23%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1995             5.43%
1996             4.90%
1997             5.09%
1998             5.04%
1999             4.59%
2000             5.90%

-------------------------------------------------
BEST QUARTER                               1.55%
-------------------------------------------------
                               4th quarter, 2000
-------------------------------------------------
WORST QUARTER                              1.05%
-------------------------------------------------
                               1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December31, 2000(1)



                  PAST (1) YEAR    PAST (5) YEARS     LIFE OF THE FUND
-------------------------------------------------------------------------
PREMIER SHARES    5.90             5.10               5.06
-------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/22/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES (1)                                           0.15
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.50
FEE WAIVERS AND EXPENSE REIMBURSEMENTS (2)                  (0.05)
-------------------------------------------------------------------
NET EXPENSES (2)                                             0.45
-------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         144          264        613
----------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND
(FORMERLY JPMORGAN FEDERAL MONEY MARKET FUND II)

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or authorities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in securities issued and payable in U.S. dollars.


The Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Premier Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.36%

YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1995             5.52%
1996             5.02%
1997             5.19%
1998             5.08%
1999             4.73%
2000             5.90%

---------------------------------------
BEST QUARTER                      1.53%
---------------------------------------
                      4th quarter, 2000
---------------------------------------
WORST QUARTER                     1.10%
---------------------------------------
                      1st quarter, 1999

AVERAGE ANNUAL TOTAL RETURNS (%)
For the periods ended December31, 2000 (1)

                                                                  LIFE OF
                             PAST (1) YEAR   PAST (5) YEARS       THE FUND
---------------------------------------------------------------------------
PREMIER/SELECT SHARES
(AFTER EXPENSES)             5.90            5.18                 5.16
---------------------------------------------------------------------------


(1) THE PREMIER SHARES COMMENCED OPERATIONS ON 4/22/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES(1)                                            0.13
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.03)
-------------------------------------------------------------------
NET EXPENSES(2)                                              0.45
-------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,


- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         144          259         595
-----------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY
SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc.
(JPMFAM (USA)), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and market sectors.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME

     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Premier Shares has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns for the past year, five years and the life of the Fund.

The performance of the Fund from 5/3/96 to 6/3/96 is based on the performance of the Morgan Shares of the Fund. The performance of the Fund prior to 5/3/96 is based on the performance of the Fund's predecessor, the Hanover 100% Treasury Securities Money Market Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. ?Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 2.25%.

YEAR-BY-YEAR RETURNS (1),(2)
[CHART]

1992             3.35%
1993             2.60%
1994             3.50%
1995             5.17%
1996             4.75%
1997             4.95%
1998             4.93%
1999             4.36%
2000             5.60%

-----------------------------------------
BEST QUARTER                       1.49%
-----------------------------------------
                       4th quarter, 2000
-----------------------------------------
WORST QUARTER                      0.63%
-----------------------------------------
                       2nd quarter, 1993

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2000(1)



                                                            LIFE OF
                     PAST (1) YEAR       PAST (5) YEARS     THE FUND
---------------------------------------------------------------------
PREMIER SHARES       5.60                4.93               4.36
---------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 11/30/91.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES (1)                                           0.17
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.52
FEE WAIVERS AND EXPENSE REIMBURSEMENTS                      (0.04)
------------------------------------------------------------------
NET EXPENSES(2)                                              0.48
------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.48% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/02.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for one year and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                               1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST($)
(WITH OR WITHOUT REDEMPTION)   49          163         287         649
----------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.


As a fundamental policy, the Fund will invest at least 80% of its net assets in municipal obligations. The remaining 20% of net assets may be invested in securities which are subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in securities issued and payable in U.S. dollars.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, J.P.Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)).


The dollar-weighted average maturity of the Fund will generally be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

Interest on certain municipal obligations is subject to the federal alternative minimum tax. Normally, up to 20% of the Fund's total assets may be invested in securities that are subject to this tax. Consult your tax professional for more information.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the impositions of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Premier Shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 1.51%


YEAR-BY-YEAR RETURNS(1),(2)
[CHART]

1991             4.38%
1992             2.83%
1993             2.13%
1994             2.46%
1995             3.42%
1996             3.04%
1997             3.23%
1998             3.05%
1999             2.83%
2000             3.71%


----------------------------------------------
BEST QUARTER                            1.16%
----------------------------------------------
                            1st quarter, 1991
----------------------------------------------
WORST QUARTER                           0.48%
----------------------------------------------
                            1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for the periods ended December 31, 2000(1)



                         PAST 1 YEAR       PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------
PREMIER SHARES           3.71              3.17             3.11
--------------------------------------------------------------------------



(1) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                              0.10
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.25
OTHER EXPENSES(1)                                            0.14
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.49
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.04)
------------------------------------------------------------------
NET EXPENSES(2)                                              0.45
------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.


EXAMPLE

The example below is intended to help you compare the cost of investing in Premier Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,


- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   46         144          262         604
----------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P.Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank and JPMFAM served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

FUND                                               %
PRIME MONEY MARKET FUND                            0.10
--------------------------------------------------------
U.S. GOVERNMENT MONEY
MARKET FUND                                        0.10
--------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                    0.10
--------------------------------------------------------
FEDERAL MONEY MARKET FUND                          0.10
--------------------------------------------------------
100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                                  0.10
--------------------------------------------------------
TAX FREE MONEY MARKET FUND                         0.10
--------------------------------------------------------

THE FUNDS' ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Funds have agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of upto 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P.Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

DISTRIBUTION ARRANGEMENTS
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The U.S. Government Money Market Fund adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.10% of the average daily net assets attributed to Premier Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Premier Shares of these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m.
Eastern time each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cutoff time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND                        5:00 P.M.
--------------------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND                              4:00 P.M.
--------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                5:00 P.M.
--------------------------------------------------------
FEDERAL MONEY MARKET FUND                      2:00 P.M.
--------------------------------------------------------
100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND                                    NOON
--------------------------------------------------------
TAX FREE MONEY MARKET FUND                     NOON
--------------------------------------------------------

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Funds Service Center at 1-800-348-4782

or

complete an application form and mail it along with a check for the amount you want to invest to

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

MINIMUM INVESTMENTS
First time investors must buy a minimum of $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until your check clears, which could take more than 15 calendar days after such shares were purchased.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

If you are planning to sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

OPENING YOUR ACCOUNT AND BUYING SHARES
THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES
You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if your request is received before a Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.

Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE JP MORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or

Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below $100,000 because you've sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.
Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND(1)


                                                              Year     Year      Year     Year     Year  Six Months(2)
                                                             Ended    Ended     Ended    Ended    Ended          Ended
                                                           8/31/96  8/31/97   8/31/98  8/31/99  8/31/00        2/28/01
PER SHARE OPERATING PERFORMANCE:                                                                           (unaudited)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00    $1.00     $1.00   $ 1.00   $ 1.00          $1.00
------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                    0.05     0.05      0.05     0.05     0.06           0.03

  Less distributions:
     Dividends from net investment income                     0.05     0.05      0.05     0.05     0.06           0.03
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00    $1.00     $1.00    $1.00    $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.32%    5.34%     5.44%    4.90%    5.81%          3.06%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $419     $499      $590   $1,094   $1,841         $2,059
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.45%    0.45%     0.45%    0.45%    0.45%          0.45%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       5.18%    5.17%     5.29%    4.77%    5.67%          6.04%
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                     0.51%    0.53%     0.51%    0.49%    0.49%          0.48%
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)  5.12%    5.09%     5.23%    4.73%    5.63%          6.01%
------------------------------------------------------------------------------------------------------------------------


(1) Formerly Chase Vista Prime Money Market Fund which was renamed JPMorgan Prime Money Market Fund II.

(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND(1)


                                                               Year     Year      Year     Year     Year   Six Months(2)
                                                              Ended    Ended     Ended    Ended    Ended           Ended
                                                            8/31/96  8/31/97   8/31/98  8/31/99  8/31/00         2/28/01
PER SHARE OPERATING PERFORMANCE:                                                                             (unaudited)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                    0.05     0.05      0.05     0.05     0.05            0.03
-------------------------------------------------------------------------------------------------------------------------
  Less distributions:
     Dividends from net investment income                     0.05     0.05      0.05     0.05     0.05            0.03
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.15%    5.08%     5.25%    4.70%    5.62%           2.98%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $802     $837    $1,084     $922    1,134          $1,083
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.55%    0.55%     0.48%    0.45%    0.45%           0.45%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net income to average net assets(3)                  5.04%    4.97%     5.12%    4.60%    5.50%           5.96%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                     0.59%    0.60%     0.60%    0.58%    0.58%           0.58%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)  5.00%    4.92%     5.00%    4.47%    5.37%           5.83%
-------------------------------------------------------------------------------------------------------------------------


(1) Formerly Chase Vista U.S. Government Money Market Fund.
(2) For semi-annual period (unaudited).
(3) Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND(1)


                                                               Year     Year      Year     Year     Year   Six Months(2)
                                                              Ended    Ended     Ended    Ended    Ended           Ended
                                                            8/31/96  8/31/97   8/31/98  8/31/99  8/31/00         2/28/01
PER SHARE OPERATING PERFORMANCE:                                                                             (unaudited)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                    0.05     0.05      0.05     0.04     0.05            0.03

  Less distributions:
     Dividends from net investment income                     0.05     0.05      0.05     0.04     0.05            0.03
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.07%    4.98%     5.18%    4.54%    5.44%           2.93%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $106     $131      $155     $476     $228            $348
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(3)                    0.52%    0.51%     0.46%    0.45%    0.45%           0.45%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(3)       4.85%    4.88%     5.06%    4.42%    5.28%           5.83%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and
earnings credits to average net assets(3)                     0.63%    0.53%     0.50%    0.50%    0.51%           0.50%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,
reimbursements and earnings credits to average net assets(3)  4.74%    4.86%     5.02%    4.37%    5.22%           5.78%
-------------------------------------------------------------------------------------------------------------------------


     (1) Formerly Chase Vista Treasury Plus Money Market Fund.
     (2) For semi-annual period (unaudited).
     (3) Short periods have been annualized.

JP MORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND(1)


                                                               Year     Year      Year     Year     Year   Six Months(3)
                                                              Ended    Ended     Ended    Ended    Ended           Ended
                                                            8/31/96  8/31/97   8/31/98  8/31/99  8/31/00         2/28/01
PER SHARE OPERATING PERFORMANCE:                                                                             (unaudited)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
     Net investment income                                    0.01     0.05      0.05     0.04     0.05            0.03

  Less distributions:
     Dividends from net investment income                     0.01     0.05      0.05     0.04     0.05            0.03
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00    $1.00     $1.00    $1.00    $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  1.11%    4.91%     5.00%    4.40%    5.12%           2.84%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $1       $6       $22      $24      $116           $132
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(4)                    0.42%    0.55%     0.51%    0.50%    0.49%           0.48%
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(4)       3.45%    4.80%     4.99%    4.22%    5.02%           5.65%
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses without waivers, reimbursements and         0.42%    0.80%     0.78%    0.56%    0.53%           0.52%
earnings credits to average net assets(4)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income without waivers,               3.45%    4.55%     4.72%    4.16%    4.98%           5.61%
reimbursements and earnings credits to average
net assets(4)
-------------------------------------------------------------------------------------------------------------------------


     (1) Formerly Chase Vista 100% U.S. Treasury Securities Money Market Fund.
     (2) Commencement of offering shares.
     (3) For semi-annual period (unaudited).
     (4) Short periods have been annualized.

                      This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.


PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


                        JP MORGAN FUNDS FULFILLMENT CENTER
                                393 MANLEY STREET
                         WEST BRIDGEWATER, MA 02379-1039

             The Funds' Investment Company Act File No. is 811-8358.
        (C) 2001 JPMorgan Chase & Co. All Rights Reserved. September 2001

                                                                     PR-MMP-901X

PROSPECTUS SEPTEMBER 7, 2001


JPMORGAN MONEY MARKET FUNDS
SELECT CLASS SHARES

PRIME MONEY MARKET FUND

THE SECURITIES AND EXCHANGE
COMMISISSION HAS NOT APPROVED OR
DISSAPPROVED OF THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Prime Money Market Fund                             1
The Fund's Management and Administration            5
How Your Account Works                              6
   Buying Fund Shares                               6
   Selling Fund Shares                              7
   Other Information Concerning the Fund            7
   Distributions and Taxes                          8
What the Terms Mean                                10
How To Reach Us                            Back cover

JPMORGAN PRIME MONEY MARKET FUND
(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks
   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA),Inc. (JPMFAM (USA))judges to have comparable credit standing

- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

    BEFORE YOU INVEST
    INVESTORS CONSIDERING THE FUND SHOULD
    UNDERSTAND THAT:

    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKAND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.


The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
 - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
 - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
 - WANT A HIGHLY LIQUID INVESTMENT
 - ARE LOOKING FOR AN INTERIM INVESTMENT
 - ARE PURSUING A SHORT-TERM GOAL

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
 - ARE INVESTING FOR LONG-TERM GROWTH
 - ARE INVESTING FOR HIGH INCOME

 - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Select Class Shares are being introduced. The performance of the Fund's shares is based on the performance of the Premier Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF
6/30/01 WAS 2.45%.


YEAR-BY-YEAR RETURNS(1),(2),(3)

[CHART]



1994              4.10%
1995              5.66%
1996              5.20%
1997              5.37%
1998              5.32%
1999              4.97%
2000              6.18%



 BEST QUARTER      1.59%
                   3rd quarter, 2000
 WORST QUARTER     0.75%
                   1st quarter, 1994



AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                             LIFE OF THE
                              PAST 1 YEAR     PAST 5 YEARS   FUND
SELECT CLASS SHARES(3)          6.18            5.41           5.20



 (1)  THE FUND COMMENCED OPERATIONS ON 11/15/93.
 (2)  THE FUND'S FISCAL YEAR END IS 8/31.
 (3) THE PERFORMANCE SHOWN ABOVE IS FOR PREMIER SHARES, WHICH ARE NOT OFFERED IN THIS PROSPECTUS. THE SELECT CLASS AND PREMIER SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, HOWEVER, THE PERFORMANCE OF SELECT CLASS SHARES WOULD DIFFER ONLY TO THE EXTENT THAT PREMIER SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES
The estimated expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.



ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                             0.10
DISTRIBUTION (RULE 12B-1) FEES                              NONE
SHAREHOLDER SERVICE FEES                                    0.25
OTHER EXPENSES(1)                                           0.13
TOTAL OPERATING EXPENSES                                    0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                  (0.04)
NET EXPENSES2                                               0.44



(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.
(2)  REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE
     MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.44% OF ITS AVERAGE DAILY NET ASSETS THROUGH 9/7/04.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

 - $10,000 initial investment

 - 5% return each year, and

 - net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                            1 YEAR   3 YEARS 5 YEARS  10 YEARS
YOUR COST ($) (WITH OR WITHOUT REDEMPTION)  45       141     256      591

THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPM-FAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPM-FAM (USA) provides the Fund with investment advice and supervision. JPM-FAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank and JPMFAM (USA) served as the sub-adviser.

For the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) of 0.10% of average daily net assets.

THE FUND'S ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) underwhich the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc.(JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Select Class Shares of in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of 5:00 p.m. Eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cutoff time, we'll process your order at that day's price and you'll be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. If you pay by check before the cut-off time, we'll generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 5:00 P.M.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET
 FUND INFORMATION, CALL:
 THE JPMORGAN FUNDS SERVICE CENTER 1-800-348-4782

MINIMUM INVESTMENTS
First time investors must buy a minimum of $1,000,000 worth of Select Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

Make your check out to JPMorgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until your check clears, which could take more than 15 calendar days after your purchase. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by the Fund's cut-off time on the day you buy.

If you are planning to sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative that you wish to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

THROUGH THE JPMORGAN FUNDS SERVICES CENTER
CALL 1-800-348-4782

Or


Complete the application form and mail along with it, a check for the amount you want to invest to:

JPMorgan Funds Service Center P.O. Box 219392
Kansas City, MO 64121-9392


SELLING FUND SHARES
You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

Under normal circumstances, if your request is received before the Fund's cut-off time, the Fund will send you the proceeds the same business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares.


The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit. You'll need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell your Select Class Shares. He or she will send all necessary documents to JPMorgan Funds Services Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.


REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND
We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We'll give you 60 days notice before closing your account. This restriction doesn't apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DISTRIBUTIONS AND TAXES
The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.


The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in these Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

WHAT THE TERMS MEAN


LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

This Page Intentionally Left Blank

HOW TO REACH US

MORE INFORMATION
For investors who want more information on this fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The sai contains more detailed information about the fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the sec's public reference room and ask them to mail you information about the fund, including the sai. They will charge you a copying fee for this service. You can also visit the public reference section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC WASHINGTON, DC
20549-0102 1-202-942-8090
EMAIL: publicinfo@sec.gov

REPORTS, A COPY OF THE SAI AND OTHER INFORMATION ABOUT THE FUND IS ALSO AVAILABLE ON THE SEC'S WEBSITE AT http://www.sec.gov.

                  JPMORGAN FUNDS FULFILLMENT CENTER 393 MANLEY
                     STREET WEST BRIDGEWATER, MA 02379-1039

            THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8358.

        (C)2001 JPMORGAN CHASE & CO. ALL RIGHTS RESERVED. SEPTEMBER 2001

                                                                PR-MMS-901 X

PROSPECTUS SEPTEMBER 7, 2001

JPMORGAN MONEY MARKET FUNDS
CASH MANAGEMENT SHARES


PRIME MONEY MARKET FUND


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES
OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS
Prime Money Market Fund                             1
The Fund's Management and Administration            5
   Distribution Arrangements                        6
How Your Account Works                              7
   Buying Fund Shares                               7
   Selling Fund Shares                              8
   Other Information Concerning the Fund            8
   Distributions and Taxes                          9
What the Terms Mean                                10
How To Reach Us                            Back cover

JPMORGAN PRIME MONEY MARKET FUND

(FORMERLY JPMORGAN PRIME MONEY MARKET FUND II)

THE FUND'S OBJECTIVE
THE FUND AIMS TO PROVIDE THE HIGHEST POSSIBLE LEVEL OF CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.


THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.


  - other U.S. or foreign commercial banks which the Fund's adviser J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. Government, its agencies or authorities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:


- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.


- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

         WHO MAY WANT TO INVEST
         THE FUND IS DESIGNED FOR INVESTORS WHO:
         - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
         - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
         - WANT A HIGHLY LIQUID INVESTMENT
         - ARE LOOKING FOR AN INTERIM INVESTMENT
         - ARE PURSUING A SHORT-TERM GOAL

         THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
         - ARE INVESTING FOR LONG-TERM GROWTH
         - ARE INVESTING FOR HIGH INCOME

         - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. As of the date of this prospectus, Cash Management Shares are being introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and the life of the Fund.

The performance of the Fund's shares before Cash Management Shares were launched is based on the performance of the Fund's Morgan Shares. During this period, the actual returns of Cash Management Shares would have been lower than shown because Cash Management Shares have higher expenses than the Morgan Shares.


Past performance does not predict how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.



The fund's year-to-date total return as of 6/30/01 was 2.03%.

[CHART]


YEAR-BY-YEAR RETURNS(1),(2),(3)
    1994            3.39%
    1995            4.59%
    1996            4.13%
    1997            4.49%
    1998            4.48%
    1999            4.14%
    2000            5.35%



--------------------------------------
BEST QUARTER            1.39%
--------------------------------------
         3rd quarter, 2000
--------------------------------------
WORST QUARTER           0.75%
--------------------------------------



AVERAGE ANNUAL TOTAL RETURNS(%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                                     LIFE OF
                                       PAST 1 YEAR    PAST 5 YEARS   FUND
-----------------------------------------------------------------------------
 CASH MANAGEMENT SHARES(3)             6.03           4.81           4.53
-----------------------------------------------------------------------------



(1)   The Fund commenced operations on 11/15/93.
(2)   The Fund's fiscal year end is 8/31.
(3) The performance shown above is for Morgan Shares, which are not offered in this prospectus. The Morgan and Cash Management Shares are invested in the same portfolio of securities, however, the performance of Cash Management shares would have been lower than shown because Cash Management Shares have higher expenses than Morgan Shares.

ESTIMATED INVESTOR EXPENSES FOR CASH MANAGEMENT SHARES
The estimated expenses of the Cash Management Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


 MANAGEMENT FEES                                                         0.10
 DISTRIBUTION (RULE 12b-1) FEES                                          0.50
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.16
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                                1.01
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.04)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.97
--------------------------------------------------------------------------------



(1) "Other Expenses" are based on estimated expenses for the current fiscal year.
(2) Reflects a written agreement pursuant to which The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Cash Management Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.97% of its average daily net assets through 9/7/04.


EXAMPLE The example below is intended to help you compare the cost of investing in the Cash Management Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses for three years and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Cash Management Shares and your actual costs may be higher or lower.



                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST ($)
 (with or without redemption)   99         309         546         1,225
--------------------------------------------------------------------------------

THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) provides the Fund with investment advice and supervision. JPMFAM (USA) is located at 522 5th Avenue, New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank and JPMFAM (USA) served as the sub-adviser.

During the fiscal year ended August 31, 2000, the adviser was paid management fees (net of waivers) of 0.10% of average daily net assets.

THE FUND'S ADMINISTRATOR
The Chase Manhattan Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.

The Fund has agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Cash Management Shares of the Fund held by investors serviced by the shareholder servicing agent.

JPMFAM (USA) and/or J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

JPMORGAN PRIME MONEY MARKET FUND

DISTRIBUTION ARRANGEMENTS
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays to JPMFD (and other broker-dealers) annual distribution fees of up to 0.50% of the average daily net assets attributed to Cash Management Shares.

This payment covers such things as payments for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Cash Management Shares of in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by 5:00 p.m. Eastern time each day the Fund is accepting orders. You'll pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Fund:


- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we'll process your order at that day's price and you'll be entitled to all dividends declared that day. If we receive your order after the cut-off time, we'll generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to the Fund by the cut-off time. Normally, the Fund's cut-off (in Eastern time) is 5:00 p.m.

The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. Government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. We will send the proceeds from the sale to you on the same day if we receive your request before the Fund's cut-off time. The money will be sent the next day for requests we receive after this deadline. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have signatures guaranteed for all registered owners or their legal representative if you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATIONS

Tell your service organization that you want to sell shares. They'll send all necessary documents to the JPMorgan Funds Service Center.


REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND


We may close your account if the balance falls below the minimum because you've sold shares. We may also close the account if you fail to meet the investment minimum over a twelve-month period. We'll give you 60 days' notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund take reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


The Fund may issue multiple classes of shares. This prospectus relates only to Cash Management Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.


The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

WHAT THE TERMS MEAN


LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

This page intentionally left blank.

HOW TO REACH US


MORE INFORMATION
FOR INVESTORS WHO WANT MORE INFORMATION ON THIS FUND THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL AND SEMI-ANNUAL REPORTS
OUR ANNUAL AND SEMI-ANNUAL REPORTS CONTAIN MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND PERFORMANCE. THE ANNUAL REPORT ALSO INCLUDES DETAILS ABOUT THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT HAD A SIGNIFICANT EFFECT ON THE FUND'S PERFORMANCE DURING THE LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


THE SAI CONTAINS MORE DETAILED INFORMATION ABOUT THE FUND AND ITS POLICIES. IT IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. THAT MEANS, BY LAW, IT'S CONSIDERED TO BE PART OF THIS PROSPECTUS.

YOU CAN GET A FREE COPY OF THESE DOCUMENTS AND OTHER INFORMATION, OR ASK US ANY QUESTIONS, BY CALLING US AT 1-800-348-4782 OR WRITING TO:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


IF YOU BUY YOUR SHARES THROUGH AN INSTITUTION, YOU SHOULD CONTACT THAT INSTITUTION DIRECTLY FOR MORE INFORMATION. YOU CAN ALSO FIND INFORMATION ONLINE AT www.jpmorganfunds.com ON THE INTERNET.

YOU CAN WRITE OR E-MAIL THE SEC'S PUBLIC REFERENCE ROOM AND ASK THEM TO MAIL YOU INFORMATION ABOUT THE FUND, INCLUDING THE SAI. THEY'LL CHARGE YOU A COPYING FEE FOR THIS SERVICE. YOU CAN ALSO VISIT THE PUBLIC REFERENCE SECTION, AND COPY THE DOCUMENTS WHILE YOU'RE THERE.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
Email: publicinfo@sec.gov


REPORTS, A COPY OF THE SAI AND OTHER INFORMATION ABOUT THE FUND IS ALSO AVAILABLE ON THE SEC'S WEBSITE AT http://www.sec.gov.

                       JPMORGAN FUNDS FULFILLMENT CENTER
                               393 MANLEY STREET
                        WEST BRIDGEWATER, MA 02379-1039

               THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-8358.
         (C)2001 JPMORGAN CHASE & Co. All Rights Reserved.September 2001

                                                                PR-MMCM-901

                                 JPMORGAN FUNDS
                               MUTUAL FUND TRUST


                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION

                                                               SEPTEMBER 7, 2001


                        JPMORGAN PRIME MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                      JPMORGAN TAX FREE MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036


    This Statement of Additional Information is NOT a Prospectus but contains additional information which should be read in conjuntion with the Funds' Prospectuses dated September 7, 2001, as supplemented from time to time. The Funds' Prospectuses for Class B and Class C Shares, Morgan Shares, Select Shares, Premier, Cash Management Shares, Agency Shares and Reserve Shares are available, without charge, upon request from JPMorgan Funds Service Center, 210 West 10th Street, 8th Floor, Kansas City, MO 64105. The Funds' Prospectuses for Institutional Shares are also available, without charge, upon request from JPMorgan Institutional Funds Service Center, 500 Stanton Christiana Road, Newark, DE 19713.

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

The Funds.........................................    3
Investment Policies and Restrictions..............    4
Performance Information...........................   18
Purchases, Redemptions and Exchanges..............   21
Distributions; Tax Matters........................   23
Fund Distributions................................   25
Trustees..........................................   28
Code of Ethics....................................   30
Officers..........................................   30
Adviser...........................................   31
Administrator.....................................   33
Distribution Plans................................   34
Distribution Agreement............................   36
Shareholder Servicing Agents, Transfer Agent and
  Custodian.......................................   37
Independent Accountants...........................   39
Certain Regulatory Matters........................   39
Expenses..........................................   39
Description of Shares, Voting Rights and
  Liabilities.....................................   41
Financial Statements..............................   59
Appendix A--Description of Certain Obligations
  Issued or Guaranteed by U.S. Government Agencies
  or Instrumentalities............................  A-1
Appendix B--Description of Ratings................  B-1

                                   THE FUNDS


    Prime Money Market Fund, Federal Money Market Fund, Treasury Plus Money Market Fund, Tax Free Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, California Tax Free Money Market Fund, New York Tax Free Money Market Fund, and U.S. Government Money Market Fund (each a "Fund" and collectively, the "Money Market Funds" or "Funds") are series of Mutual Fund Trust (the "Trust"), an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Each Fund is a separate series of the Trust. Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). To date, the Trustees of the Trust have authorized the issuance of classes of shares, as follows: Prime Money Market Fund--Class B, Class C, Morgan, Select, Premier, Agency, Institutional, Reserve and Cash Management; Federal Money Market Fund--Morgan, Premier, Agency and Institutional; Treasury Plus Money Market Fund--Morgan, Premier, Agency, Institutional and Reserve; Tax Free Money Market Fund--Morgan, Premier, Agency and Institutional; 100% U.S. Treasury Securities Money Market Fund--Morgan, Premier, Agency and Institutional; California Tax Free Money Market Fund--Morgan; New York Tax Free Money Market Fund--Morgan and Reserve; and U.S. Government Money Market Fund--Morgan, Premier, Agency and Institutional. The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The fiscal year-end of the Funds in the Trust is August 31.


    On December 4, 1992, the shareholders of each of the existing classes of Shares of Vista Global Money Market Fund and Vista U. S. Government Money Market Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Group, effective January 1, 1993. Prior to such approvals, on December 4, 1992, the shareholders of each of the five existing series of Trinity Assets Trust (Trinity Money Market Fund, Trinity Government Fund, Trinity Bond Fund, Trinity Short-Term Bond Fund and Trinity Equity Fund) (collectively, the "Trinity Funds") approved the reorganization of each of the Trinity Funds into newly-created series of the Trust, effective January 1, 1993. Vista Global Money Market Fund and Trinity Money Market Fund were reorganized into classes of Shares of "Vista Worldwide Money Market Fund", which changed its name to "Vista Global Money Market Fund" as of December 31, 1992. Vista U. S. Government Money Market Fund and Trinity Government Fund were reorganized into classes of Shares of "Vista Government Cash Fund", which changed its name to "Vista U. S. Government Money Market Fund" as of December 31, 1992.


    On August 25, 1994, the shareholders of each of the existing classes of Shares of the Vista U. S. Government Money Market Fund, Vista Global Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista California Money Market Fund, Vista New York Tax Free Money Market Fund, and the Vista California Intermediate Tax Free Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Trust, effective October 28, 1994. Prior to such approvals, each of such Funds were series of Mutual Fund Group, an affiliated investment company.



    On May 3, 1996, The U. S. Treasury Money Market Fund of The Hanover
Funds, Inc. ("Hanover") merged into the Treasury Plus Money Market Fund, The Government Money Market Fund of Hanover merged into the U. S. Government Money Market Fund, The Tax Free Money Market Fund of Hanover merged into the Tax Free Money Market Fund, The New York Tax Free Money Market Fund of Hanover merged into the New York Tax Free Money Market Fund, and The 100% U. S. Treasury Securities Money Market Fund of Hanover merged into the 100% U. S. Treasury Securities Money Market Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

    Effective February 28, 2001, the following Funds were renamed with approval of the Board of Trustees of the Trust.

NEW NAME                                         FORMER NAME
--------                                         -----------
JPMorgan Prime Money Market Fund II              Chase Vista Prime Money Market Fund
JPMorgan Federal Money Market Fund II            Chase Vista Federal Money Market Fund
JPMorgan Treasury Plus Money Market Fund         Chase Vista Treasury Plus Money Market Fund
JPMorgan Tax Free Money Market Fund              Chase Vista Tax Free Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money     Chase Vista 100% U.S. Treasury Securities
  Market Fund                                    Money Market Fund
JPMorgan U.S. Government Money Market Fund       Chase Vista U.S. Government Money Market
                                                 Fund
JPMorgan California Tax Free Money Market Fund   Chase Vista California Tax Free Money
                                                 Market Fund
JPMorgan New York Tax Free Money Market Fund     Chase Vista New York Tax Free Money Market
                                                 Fund

    Effective as of the date of this Statement of Additional Informational and the corresponding Prospectuses, the trustees of the Trust approved the re-naming of the following Funds:

JPMorgan Prime Money Market Fund II              JPMorgan Prime Money Market Fund
JPMorgan Federal Money Market Fund II            JPMorgan Federal Money Market Fund

    The Trustees provide broad supervision over the affairs of the Trust including the Funds. J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM
(USA)" or the "Adviser") is the investment adviser for all the Funds. Prior to February 28, 2001, the investment adviser to the Funds was The Chase Manhattan Bank ("Chase").


    Chase serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with JPMFAM (USA) nor the Administrator.


    Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, Chase, an affiliate of the Adviser or any other bank. Shares of a Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT POLICIES

    The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.

    The Money Market Funds invest only in U. S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees.

    The management style used for the Funds emphasizes several key factors. Portfolio managers consider the security quality that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.

                            MONEY MARKET INSTRUMENTS

    A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

    U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds (other than the Treasury Plus Money Market Fund and U.S. 100% Treasury Securities Money Market
Fund) may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

    FOREIGN GOVERNMENT OBLIGATIONS. The Prime Money Market Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in the U.S. dollar.


    BANK OBLIGATIONS. The Prime Money Market Fund, Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund (each a Tax Free Money Market Fund and collectively, the " Tax Free Funds"), unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Prime Money Market Fund will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Prime Money Market Fund, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).


    COMMERCIAL PAPER. The Prime Money Market Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Chase acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Chase or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Chase, an affiliate of the Adviser, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Chase. Since master demand obligations typically are not rated by credit rating agencies, the Prime Money Market Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Prime Money Market Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Prime Money Market Fund to be liquid because they are payable upon demand. The Prime Money Market Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Chase to whom Chase, in its capacity as a commercial bank, has made a loan.

    ASSET-BACKED SECURITIES. The Prime Money Market Fund may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

    STRUCTURED PRODUCTS. The Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

    A Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products will not be deemed to be leverage for purposed of a Fund's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there maybe no active trading market for structured products.

    REPURCHASE AGREEMENTS. Each of the Funds other than the Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines approved. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. Each Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

    The Prime Money Market Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including, without limitation, corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

                              FOREIGN INVESTMENTS

    The Prime Money Market Fund may invest in certain foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

                             MUNICIPAL OBLIGATIONS

    The Prime Money Market Fund and Tax Free Funds may invest in Municipal Obligations. The Prime Money Market Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.


    Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax ("AMT"). Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds. Investments by the Tax Free Funds will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissable rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of the U. S. Government will be considered to have a rating equivalent to Moody's Aaa.


    If, subsequent to purchase by the Tax Free Funds, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) a Money Market Fund's adviser become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

    MUNICIPAL BONDS. The Prime Money Market Fund and Tax Free Funds may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentality's. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities. The Prime Money Market Fund may invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. These municipal bonds and notes will be taxable securities; income generated from these investments will be subject to federal, state and local taxes.

    Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

    The Tax Free Funds may also invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however, that the Funds may not invest more than 25% of the value of their total assets in such bonds if the issuers are in the same industry.

    MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

    Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

    Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

    MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Tax Free Funds may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Each Fund will limit their investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

    REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreement and securities lending) are limited in the aggregate and may not exceed 30% of the Funds' total assets.

    LOANS OF PORTFOLIO SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to each Fund with respect to borrowers of its portfolio securities are similar to the risks to each Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreement and securities lending) are limited in the aggregate and may not exceed 30% of the Fund's total assets.

    FORWARD COMMITMENTS. The Prime Money Market Fund and Tax Free Money Market Funds may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to the Tax Free Funds, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation. Forward commitments involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral in completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

    STAND-BY COMMITMENTS. When a Fund purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

    The amount payable to a Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, a Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Money Market Funds value stand-by commitments at zero for purposes of computing their net asset value per share.

    The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of a Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

    FLOATING AND VARIABLE RATE SECURITIES AND PARTICIPATION CERTIFICATES. Each Fund other than the Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The floating or variable rate demand instruments in which the Funds may invest are payable on demand on not more than seven calendar days' notice.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Fund's high quality criteria. If an instrument is ever deemed to fall below a Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.

    The securities in which the Tax Free Funds and the Prime Money Market Fund may invest include participation certificates, issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and, in the case of the Prime Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

    A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

    The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt. Participation Certificates will only be purchased by the Tax Free Funds if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.

    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or

(ii) the period remaining until the security's next interest rate adjustment. With respect to a Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to the Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

    TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

    ZERO COUPON AND STRIPPED OBLIGATIONS. Each Fund may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. Prime Money Market Fund and Tax Free Funds may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

    Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

    CUSTODIAL RECEIPTS. The Prime Money Market Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U. S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U. S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

    FUNDING AGREEMENTS. Prime Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid.


    TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Tax Free Fund may invest without limitation in high quality taxable money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.


    ILLIQUID INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED
SECURITIES. The Prime Money Market Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. No Fund may acquire any illiquid holdings if, as a result thereof, more than 10% of a Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as the Prime Money Market Fund's investments in private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Funds. The price the Funds pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

    The Prime Money Market Fund and Tax Free Money Market Funds may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

    As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

    Each of the Funds intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of each Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentality's, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

    At the time any of the Funds invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Chase's opinion.

    PRIME MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the Prime Money Market Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Fund may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

    In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Fund of securities (other than U.S. Government securities) that are unrated; (ii) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 60 days and to invest only in securities with a remaining maturity of not more than 397 days; and (iii) require the Fund, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Fund's best interest.

    TREASURY PLUS MONEY MARKET FUND. In order to maintain a stable net asset value, the Treasury Securities Money Market Fund will invest at least 65% of its assets in direct debt securities of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 60 days.

    FEDERAL MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government agency securities with remaining maturities of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

    TAX FREE MONEY MARKET FUNDS. In order to attain its objective of maintaining a stable net asset value, the Funds will limit its investments by investing 80% of its assets in municipal obligations and 20% in securities subject to federal income tax or the federal alternative minimum tax for individuals with remaining maturities of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

    100% TREASURY SECURITIES MONEY MARKET FUND. In order to maintain a stable net asset value, the 100% Treasury Securities Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

    CALIFORNIA TAX FREE MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, California Tax Free Money Market Fund will limit its investments by investing 65% of its assets in California municipal obligations with remaining maturities of not more than thirteen months at this time of purchase and will maintain a dollar-weighted average portfolio maturities of not more than 90 days.

    NEW YORK TAX FREE MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, New York Tax Free Money Market Fund will limit its investments by investing 65% of its assets in California municipal obligations with remaining maturities of not more than thirteen months at this time of purchase and will maintain a dollar-weighted average portfolio maturities of not more than 90 days.

    U.S. GOVERNMENT MONEY MARKET FUND. In order to achieve its investment objective and maintain a stable net asset value, the U.S. Government Money Market Fund will limit its investments to direct obligations issued or guaranteed by the U.S. Treasury or agencies or authorities of the U.S. Government and repurchase agreement transactions, each having a remaining maturity of not more than thirteen months at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 60 days.

                            INVESTMENT RESTRICTIONS

    The Funds have adopted the following investment restrictions which may not be changed without approval by the Trustees a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

    Each Fund:

        (1) May not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

        (2) May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

        (3) May not purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U. S. Government securities, positions in options and futures shall not be subject to this restriction;
    (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U. S. banks; and (iii) Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may invest more than 25% of its respective assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates;

        (4) May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

        (5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

        (6) May not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
    (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or


        (7) May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

    In addition, each Fund is subject to the following nonfundamental investment restrictions which may be changed without shareholder approval:

        (1) Each Fund other than the Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U. S. Government, its agencies and instrumentalities); the Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

        (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

        (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.


        (4) Each Fund may not invest more than 10% of its net assets in illiquid securities.


        (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

        (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

    For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

    The investment objective of each Fund is non-fundamental.

    For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

    If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                            PERFORMANCE INFORMATION

    From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Performance is calculated separately for each class of shares. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

    A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class B and Class C Shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

    Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the Income Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, J.P. Morgan Fund Distributors, Inc. (the "Distributor") and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

    Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the maximum contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction or sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

    Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

    Advertisements for JPMorgan Funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets of other funds.

                              TOTAL RATE OF RETURN


    A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.


                                YIELD QUOTATIONS

    Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of the Tax Free Money Market Fund's income used in calculating such yields may be taxable.

    Any taxable equivalent yield quotation of a class of shares of the Tax Free Funds shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

                                                                EFFECTIVE
                                                                COMPOUND
                                                CURRENT        ANNUALIZED
                                              ANNUALIZED       YIELD AS OF
                                          YIELD AS OF 2/28/01    2/28/01
                                          -------------------  -----------
Prime Money Market Fund
    B Shares                                     4.56%            4.66%
    C Shares                                     4.56%            4.66%
    Morgan Shares                                5.21%            5.34%
    Premier Shares                               5.35%            5.49%
    Agency Shares                                5.54%            5.69%
Federal Money Market Fund
    Morgan Shares                                5.00%            5.13%
    Premier/Select Shares                        5.21%            5.35%
    Agency Shares                                5.44%            5.59%
Treasury Plus Money Market Fund
    Morgan Shares                                4.72%            4.83%
    Premier Shares                               4.86%            4.98%
    Agency Shares                                5.06%            5.19%
100% Treasury Securities Money Market
  Fund
    Morgan Shares                                4.81%            4.92%
    Premier Shares                               4.92%            5.04%
    Agency Shares                                5.15%            5.28%
U.S. Government Money Market Fund
    Morgan Shares                                5.06%            5.19%
    Premier Shares                               5.20%            5.33%
    Agency Shares                                5.39%            5.53%



                                                  EFFECTIVE    ANNUALIZED
                                      CURRENT     COMPOUND        TAX
                                     ANNUALIZED  ANNUALIZED    EQUIVALENT
                                      YIELD AS   YIELD AS OF  YIELD* AS OF
                                     OF 2/28/01    2/28/01      2/28/01
                                     ----------  -----------  ------------
Tax Free Money Market Fund
    Morgan Shares                       3.10%       3.15%         5.13%
    Premier/Select Shares               3.18%       3.23%         5.26%
    Agency Shares                       3.43%       3.49%         5.68%
California Tax Free Money Market
  Fund
    Morgan Shares                       2.32%       2.34%         4.24%
New York Tax Free Money Market Fund
    Morgan Shares                       2.95%       2.99%         5.47%
    Reserve Shares                      2.75%       2.79%         5.10%



  * The tax equivalent yields assume a federal income tax rate of 39.18% for the Tax Free Money Market Fund, a combined New York State, New York City and federal income tax rate of 46.05% for the New York Tax Free Money Market Fund and a combined California State and federal income tax fate of 45.22% for the California Tax Free Money Market Fund.

                        DETERMINATION OF NET ASSET VALUE


    As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, to the days listed above (other than Good Friday), the Funds are closed for business on the following holidays: Martin Luther King Day, Columbus Day, and Veteran's Day.

    Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. However, no assurance can be given that the Money Market Funds will be able to do so on a continuous basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates (and appropriate substitutes which reflect current market conditions), from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

    The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.

    Bonds and other fixed income securities (other than short-term obligations) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

    Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

    Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the other JPMorgan Funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

    Class B Shares of the Prime Money Market Fund automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional
Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B Shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Morgan Shares occurs within 90 days of the redemption of the B (or C) Shares, there is no initial sales charge (in an amount not in excess of their redemption proceeds).

    At the time of the conversion the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                           DISTRIBUTIONS; TAX MATTERS


    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.


                QUALIFICATION AS A REGULATED INVESTMENT COMPANY


    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income and its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U. S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U. S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.



    If a Fund engages in hedging or derivatives transactions involving foreign currencies, forward contracts, options and/or futures contracts (including options, futures and forward contracts on foreign currencies) and short sales, such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigage the effect of these rules.



    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expense incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.



    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.


                   EXCISE TAX ON REGULATED INVESTMENT COMPANY


    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS


    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.



    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.



    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with holding period of more than 5 years beginning after December 31, 2000.



    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.



    Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the its total assets consists of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Tax Free Funds are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Tax Free Funds of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.



    AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.



    Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Tax Free Funds is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Tax Free Funds will likely be subject to tax on dividends paid by the Tax Free Funds which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.


    Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.


    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U. S. federal income tax consequences of distributions made (or deemed made) during the year.


    A Fund will be required in certain cases to backup withhold and remit to the
U. S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's Federal income tax liability, provided the appropiate information is furnished to the IRS.


                          SALE OR REDEMPTION OF SHARES


    Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U. S. trade or business carried on by such shareholder.


    If the income from a Fund is not effectively connected with a U. S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U. S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U. S. federal income tax on gains realized on the sale of shares of the Fund exempt-interest dividends, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.



    If the income from a Fund is effectively connected with a U. S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.
S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.



    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U. S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.



    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.


                          STATE AND LOCAL TAX MATTERS


    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U. S. government securities (such as U. S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U. S. government securities unless the RIC holds at least a required amount of U. S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U. S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U. S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U. S. government securities. To the extent that a Fund invests to a substantial degree in U. S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U. S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U. S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                    TRUSTEES


    The Trustees of the Trust are also the Trustees of each of the Funds. Their names, principal occupations during the past five years, addresses and dates of birth are set forth below:



    WILLIAM J. ARMSTRONG--Trustee; Retired; formerly Vice President and Treasurer Ingersoll-Rand Company. His address is 287 Hampshire Ridge, Park Ridge, NJ 07656. His date of birth is December 4, 1941.



    ROLAND R. EPPLEY, JR.--Trustee; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971 - 1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. His address is 105 Coventry Place, Palm Beach Gardens, FL 33418. His date of birth is April 1, 1932.



    ANN MAYNARD GRAY--Trustee; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc. Her address is 1262 Rockrimmon Road, Stamford, CT 06903. Her date of birth is August 22, 1945.



    MATTHEW HEALEY--Trustee; Former Chief Executive Officer of trusts in the Fund Complex through April 2001, Former Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1934.



    FERGUS REID, III--Trustee; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. His address is 202 June Road, Stamford, CT 06903. His date of birth is August 12, 1932.



    JAMES J. SCHONBACHLER--Trustee; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His address is 3711 Northwind Court, Jupiter, FL 33477. His date of birth is January 26, 1943.



    LEONARD M. SPALDING*--Trustee; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. His address is 2025 Lincoln Park Road, Springfield, KY 40069. His date of birth is July 20, 1935.



    H. RICHARD VARTABEDIAN--Trustee; Former President of trusts in the Fund Complex; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of the Chase Manhattan Bank, N.A., 1980-1991. His address is P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576. His date of birth is January 26, 1936.


    A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals serve of Trustees of Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Group, Mutual Fund Select Group, Mutual Fund Investment Trust, Mutual Fund Master Investment Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio, Fleming Mutual Fund Group, Inc., J.P. Morgan Funds, J.P. Institutional Morgan Funds and J.P. Series Trust.


    The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley, Reid and Ms. Gray.



    The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler, and Armstrong.



    The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian, Healey and Ms. Gray.

    The members of the Nomination & Compensation Committee (Governance) are Messrs. Vartabedian (Chairman), Schonbachler, Eppley, and Reid.


    The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal period ended August 31, 2000.

            REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

    Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.


    Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the Trust. Each is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.



    The information regarding compensation paid by the Trust for the fiscal year ended December 31, 2000 is set forth below:



                                     AGGREGATE TRUSTEE         PENSION OR                TOTAL
                                     COMPENSATION PAID         RETIREMENT          COMPENSATION PAID
                                       BY THE TRUST         BENEFITS ACCRUED          FROM "FUND
                                        DURING 2000      BY THE "FUND COMPLEX"**      COMPLEX"(2)
                                     -----------------  -------------------------  -----------------
William J. Armstrong, Trustee            $ 69,666               $ 41,781            $ 90,000
Roland R. Eppley, Jr., Trustee             70,327                 58,206              91,000
Ann Maynard Gray, Trustee                      NA                     NA              75,000
Matthew Healey, Trustee                        NA                     NA              75,000
Fergus Reid, III, Chairman                159,630                110,091             205,750
James J. Schonbachler, Trustee                 NA                     NA              75,000
Leonard M. Spalding, Jr., Trustee*         68,825                 35,335              89,000
H. Richard Vartabedian, Trustee           104,351                 86,791             134,350



  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of J.P. Morgan Chase & Co.
 ** On February 22, 2001, the Board of Trustees voted to terminate the Retirement Plan.
(2) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the Trustees serve includes 10 investment companies.
(3) Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.



    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment dated elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Mr. Vartabedian has executed a deferred compensation agreement for the 2000 calendar year.

    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                                 CODE OF ETHICS

    The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                                    OFFICERS


    The Trust's executive officers (listed below), other than the officers who are employees of the Adviser, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.



    The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, New York 10036.



    GEORGE GATCH; President, Managing Director, J.P. Morgan Investment Management, Inc. Mr. Gatch is head of J.P. Morgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held numerous positions throughout the firm in business management, marketing and sales. His date of birth is December 21, 1962



    DAVID WEZDENKO; Treasurer; Vice President, JPMIM. Mr. Wezdenko is the Chief Operating Officer for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business. His date of birth is October 2, 1963.



    SHARON WEINBERG; Secretary. Vice President, JPMIM. Ms. Weinberg is head of Business and Product Strategy for the U.S. Mutual Funds and Financial Intermediaries business. Since joining J.P. Morgan in 1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her date of birth is June 15, 1959.



    MICHAEL MORAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management, Inc. Mr. Moran is the Chief Financial Officer of JP Morgan Fleming's U.S. Mutual Funds and Financial Intermediaries Business. He has held various financial reporting roles in the Investment Management and Middle Market businesses at JP Morgan Chase & Co. His date of birth is July 14, 1969.



    STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, JPMIM. Mr. Ungerman is head of the Fund Service Group within Fund Administration. Prior to joining J.P. Morgan in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, includes Assistant General counsel, Tax Director, and Co-head of Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His date of birth is June 2, 1953.



    JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, JPMIM. Prior to October of 1997, he was an attorney in the Mutual Fund Group at SunAmerica Asset Management Inc. His date of birth is November 4, 1965.

    JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Counsel, JPMIM since September 2000. From August 1998 through August 2000, Ms. Bartlett was an attorney at New York Life Insurance Company where she served as assistant Secretary for the Mainstay Funds. From
October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willkie, Farr & Gallagher. Her date of birth is May 29, 1965.



    PAUL M. DERUSSO; Assistant Treasurer. Vice President, JPMIM. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for the J.P. Morgan Fund complex and their successor on the heritage Chase side since prior to 1996. His date of birth is December 3, 1954.



    LAI MING FUNG; Assistant Treasurer. Associate, JPMIM. Ms. Fung serves in the Funds Administration group as a Budgeting Analyst for the Budgeting & Expense Group. Prior to April to 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her date of birth is September 8, 1974.



    MARY SQUIRES; Assistant Treasurer. Vice President, J.P. Morgan Investment Management, Inc. Ms. Squires has held numerous financial and operations positions supporting the J.P. Morgan Chase complex. Her date of birth is January 8, 1955.



    NIMISH S. BHATT; Assistant Treasurer; Senior Vice President, Fund Administration and Financial Services, BISYS Investment Services, since November 2000; various positions held within BISYS prior thereto since 1996, including Vice President and Director of International Operations, Vice President of Financial Administration and Vice President of Tax. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is June 6, 1963.



    ARTHUR A. JENSEN; Assistant Treasurer; Vice President, Financial Services, BISYS Investment Services, since June 2001; formerly Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company. His address is 3435 Stelzer Road, Columbus, Ohio 43219. His date of birth is September 28, 1966.



    MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Service, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG Peat Marwick (1987-1994). His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.



    ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.



    LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.



    As of the date of this SAI, the officers, Trustees as a group owned less than 1% of the shares of each Fund.


                                    ADVISER

    Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), JPMFAM (USA) acts as investment adviser of the Funds providing investment advice and supervision. The Adviser continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The Adviser to the Funds furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Funds' outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

    Prior to February 28, 2001, The Chase Manhattan Bank was the adviser to the Funds. Chase Fleming Asset Management was the sub-adviser and handled the day to day management of the Funds.

    Under the Advisory Agreement the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.


    Pursuant to the terms of the Advisory Agreement, the adviser is permitted to render services to others. Each Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


    In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities law or regulations thereunder of any state in which the shares of the Funds are qualified for sale as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

    JPMFAM (USA), a wholly-owned subsidiary of J.P. Morgan Chase & Co. JPMFAM
(USA) is registered with the Securities and Exchange Commission as an investment adviser. Also included among JPMFAM (USA) accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. JPMFAM (USA) is located at 522 Fifth Avenue, New York, New York, 10036.

    In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to annual of 0.10% of a Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


    For the periods indicated below, JPMFAM was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period.



                                 FISCAL     FISCAL      FISCAL
                                  YEAR       YEAR        YEAR
                                  ENDED      ENDED      ENDED
FUND                             8/31/98    8/31/99    8/31/00
----                            ---------  ---------  ----------
Prime Money Market Fund
  Paid or Accrued               3,711,416  7,769,214  10,632,595
  Waived                               --         --          --
Federal Money Market Fund
  Paid or Accrued                 793,764  1,034,981   1,135,618
  Waived                               --         --          --
Treasury Plus Money Market
  Fund
  Paid or Accrued               2,384,985  2,850,010   2,714,066
  Waived                               --         --          --
100% Treasury Securities Money
  Market Fund
  Paid or Accrued               3,534,288  4,439,996   4,307,765
  Waived                               --         --          --
U.S. Government Money Market
  Fund                          6,498,006  7,265,199   7,316,000
  Paid or Accrued
  Waived                               --         --          --

                                 ADMINISTRATOR

    Pursuant to an Administration Agreement (the "Administration Agreement"), Chase serves as administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.


    Under the Administration Agreement, Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940s Act), or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.



    The Trustees have approved the Funds' administration fee. Effective September 7, 2001, the administration fee payable to Chase will be increased to 0.10% average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excedd of $100 billion.


    In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of each Money Market Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

    Chase may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.


    For the periods indicated below, Chase was paid or accrued administration fees, and voluntarily waived the amounts in parentheses for the following Funds:


                                 FISCAL     FISCAL     FISCAL
                                  YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED
FUND                             8/31/98    8/31/99    8/31/00
----                            ---------  ---------  ---------
Prime Money Market Fund
  Paid or Accrued               1,855,708  3,884,607  5,316,298
  Waived                               --         --         --
Federal Money Market Fund
  Paid or Accrued                 396,882    517,491    567,813
  Waived                               --         --         --
Treasury Plus Money Market
  Fund
  Paid or Accrued               1,192,493  1,425,005  1,357,033
  Waived                               --         --         --

                                 FISCAL     FISCAL     FISCAL
                                  YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED
FUND                             8/31/98    8/31/99    8/31/00
----                            ---------  ---------  ---------
Tax Free Money Market Fund
  Paid or Accrued                 560,350    658,688    782,598
  Waived                               --         --         --
100% Treasury Securities Money
  Market Fund
  Paid or Accrued               1,767,144  2,219,998  2,153,883
  Waived                               --         --         --
U.S. Government Money Market
  Fund
  Paid or Accrued               3,249,003  3,632,559  3,658,256
  Waived                               --         --         --
California Tax Free Money
  Market Fund
  Paid or Accrued                  24,911     23,139     31,622
  Waived                               --         --         --
New York Tax Free Money Market
  Fund
  Paid or Accrued               3,249,003  3,632,559  3,658,256
  Waived                               --         --         --


                               DISTRIBUTION PLANS

    The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including Distribution Plans on behalf of the Cash Management, Class B and Class C Shares of the Prime Money Market Fund, the Morgan Shares of the Money Market Funds (except the Prime Money Market Fund) and the Reserve Shares of the Prime Money Market Fund, Treasury Plus Money Market and New York Tax Free Money Market Fund, which provides that each of such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.

    Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of the Class B shares or 0.75% annualized of the average net asset value of Class C shares maintained in a Fund by such broker-dealers' customers. With respect to Morgan Shares of all Money Market Funds other than Prime Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.10% annualized of the average net asset value. With respect to Cash Management Shares of Prime Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.50% annualized of the average net asset value. With respect to Reserve Shares of New York Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.10% annualized of the average net asset value. With respect to Reserve Shares of Prime Money Market Fund and Treasury Plus Money Market Fund, will compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value. Trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum 0.75% of average daily net assets, the fee will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses. However, no class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

    The Institutional Shares of the Money Market Funds have no distribution plan. There is no distribution plan for Premier Shares.

    Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

    Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995.

    Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

    For the fiscal year ended August 31, 2000, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived the amounts in parentheses following such fees with respect to the Shares of each Fund:


                                          PAID/ACCRUED  WAIVED
                                          ------------  ------
Prime Money Market Fund
  Morgan Shares
  B Shares                                 $  164,175       --
  C Shares                                 $    1,774       --
Federal Money Market Fund
  Morgan Shares                            $  570,156       --
Treasury Plus Money Market Fund
  Morgan Shares                            $1,504,635       --


    Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.

    Expenses paid by the Distributor related to the distribution of Trust shares during the year ended August 31, 2000 were as follows:

Advertising and sales literature                    $1,542,103
Printing, production and mailing of prospectuses
  and shareholder reports to other than current
  shareholders                                        449,922
Compensation to dealers                               715,616
Compensation to sales personnel                     1,834,202
B share financing charges                             351,353
Equipment, supplies and other indirect
  distribution-related expenses                       221,757

    With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.

                             DISTRIBUTION AGREEMENT

    Distributor serves as the Trust's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated April 11, 2001, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect, subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.


    The Distribution Agreement is currently in effect and will continue in effect with respect the Trust for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of each of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.


    Under prior Distribution and Sub Administration Agreement, dated August 24, 1995, the Distributor also provided certain administration services. The table below sets forth for each Fund, the sub-administration fees paid or accrued to the Distributor, and voluntarily waived the amounts in parentheses under the previous arrangement for the fiscal periods indicated:


FUND                                  8/31/98    8/31/99     8/31/00
----                                 ---------  ----------  ----------
Prime Money Market Fund
  Paid or Accrued                    1,855,708   3,884,607   5,316,298
  Waived                                    --          --    (103,182)
Federal Money Market Fund
  Paid or Accrued                      396,882     517,491     567,813
  Waived                                    --          --          --
Treasury Plus Money Market Fund
  Paid or Accrued                    1,192,493   1,425,005   1,357,033
  Waived                              (771,344)   (883,470) (1,085,630)
Tax Free Money Market Fund
  Paid or Accrued                      560,350     658,688     782,598
  Waived                                    --     (93,598)   (369,133)
100% Treasury Securities Money
  Market Fund
  Paid or Accrued                    1,767,144   2,219,998   2,153,883
  Waived                              (375,973) (1,775,598) (1,723,113)
U.S. Government Money Market Fund
  Paid or Accrued                    3,429,003   3,632,599   3,658,256
  Waived                                    --          --    (186,083)
California Tax Free Money Market
  Fund
  Paid or Accrued                       24,911      23,139      31,622
  Waived                                    --          --          --
New York Tax Free Money Market Fund
  Paid or Accrued                      554,762     722,634     832,056
  Waived                              (554,762)   (722,634)   (745,830)

           SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Trust has entered into a shareholder servicing agreement (a "Shareholder Servicing Agreement") with Chase (a "Shareholder Servicing Agent") to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

    In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from the Fund a fee of 0.25% for the Class B Shares, Class C Shares, Premier Shares, Premier/Select Shares, Select Shares, Cash Management and Reserve Shares of Prime Money Market and Treasury Plus Money Fund, a fee of 0.35% for the Morgan Shares and a fee of 0.10% for the Institutional Shares and Agency Shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Fund on a month-to-month basis for the most recent fiscal years end, were as follows:


                                  8/31/98                8/31/99                 8/31/00
                           ---------------------  ----------------------  ----------------------
                             PAID/                  PAID/       PAID/
                            ACCRUED     WAIVED     ACCRUED     ACCRUED      WAIVED      WAIVED
                           ---------  ----------  ----------  ----------  ----------  ----------
JPMorgan Prime Money
  Market Fund
  Morgan Shares                   --          --     380,370    (138,642)  3,672,170    (181,026)
  Premier Shares           1,790,841    (437,878)  2,457,774    (408,608)  3,322,475    (496,433)
  Agency Shares                   --          --   5,798,758  (4,615,353)  8,233,800  (5,797,649)
  B Shares                    33,276     (33,276)     58,849     (47,684)     54,111      (3,687)
  C Shares                        --          --         471          --       1,186          --
JPMorgan Federal Money
  Market Fund
  Morgan Shares            1,037,279    (417,602)  1,661,050    (363,304)  1,995,816    (279,759)
  Premier Shares             786,613     (26,504)    713,973          --     698,787          --
  Agency Shares                   --          --     234,161    (206,517)    285,881    (206,476)
JPMorgan Treasury Plus
  Money Market Fund
  Morgan Shares            5,711,537  (1,344,998)  5,373,186  (1,078,231)  5,266,231  (1,163,606)
  Premier Shares             490,819          --     620,423     (30,514)    844,514     (61,629)
  Agency Shares                   --          --     898,550    (437,527)    871,627    (542,937)

                                  8/31/98                8/31/99                 8/31/00
                           ---------------------  ----------------------  ----------------------
                             PAID/                  PAID/       PAID/
                            ACCRUED     WAIVED     ACCRUED     ACCRUED      WAIVED      WAIVED
                           ---------  ----------  ----------  ----------  ----------  ----------
JPMorgan Tax Free Money
  Market Fund
  Morgan Shares            2,400,200    (873,791)  2,746,672  (1,000,326)  2,950,422  (1,084,670)
  Premier Shares             287,238          --     298,470     (10,480)    338,669      (8,841)
  Agency Shares                   --          --     345,784    (343,502)    586,427    (583,598)
JPMorgan 100% U.S.
  Treasury Securities
  Money Market Fund
  Morgan Shares            9,271,804  (3,178,487) 12,151,590  (1,735,341) 11,758,097  (1,161,740)
  Premier Shares              27,550     (25,671)     78,128      (5,658)    182,261          --
  Agency Shares                   --          --     766,951    (384,468)    875,412    (467,360)
JPMorgan California Tax
  Free Money Market Fund
  Morgan Shares              174,380    (117,795)    161,973    (112,997)    221,361    (136,507)
JPMorgan New York Tax
  Free Money Market Fund
  Morgan Shares            3,874,170    (922,612)  5,058,436          --   5,824,380          --
  Reserve Shares                  --          --          --          --          --          --
JPMorgan U.S. Government
  Money Market Fund
  Morgan Shares            9,506,976  (3,059,131) 11,570,394   3,300,442  12,460,320  (3,421,032)
  Premier Shares           2,442,154    (820,776)  2,673,117  (1,009,497)  2,803,517    (980,709)
  Agency Shares                   --          --   2,421,472  (1,636,525)  2,634,986  (1,657,125)


    Amounts accrued and waived with respect to Reserve Shares of the Money Market Funds were less than $1.

    Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Shareholder Servicing Agents.

    For shareholders that bank with Chase, Chase may aggregate investments in the JPMorgan Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other Shareholder Servicing Agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

    The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.


    Pursuant to a Custodian Agreement, The Bank of New York ("BONY") acts as the custodian of the assets of each Fund for which BONY receives such compensation as is from time to time agreed upon by the Trust and BONY. As custodian, BONY provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. BONY is located at One Wall Street, New York, NY 10286. Prior to
            , Chase was the Fund's custodian and fund accounting agent. For additional information, see the Prospectuses.


                            INDEPENDENT ACCOUNTANTS

    The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended August 31, 2000, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

    Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U. S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U. S. Government obligations and municipal obligations. Chase and its affiliates may sell U. S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U. S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction my limit the amount or type of U. S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.


                                    EXPENSES



    In addition to the fees payable to the Adviser, the Shareholder Servicing Agent and the Distributor under various agreements discussed under "Investment Adviser," "Distributor," "Administrator," "Shareholder Servicing" and "Distribution Plan" above, the Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses applicable to the Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

    Chase has agreed that it will reimburse the Funds through the dates indicated in the table below to the extent necessary to maintain the Fund's total operating expenses at the following annual rates of the Fund's average daily assets. These limits do not cover extraordinary expenses, interest or taxes.



Prime Money Market Fund
    Class B Shares                        9/7/02  1.24%
    Class C Shares                        9/7/02  1.24%
    Morgan Shares                         9/7/02  0.59%
    Select Shares                         9/7/04  0.44%
    Premier Shares                        9/7/04  0.45%
    Agency Shares                         9/7/04  0.26%
    Institutional Shares                  9/7/04  0.20%
    Reserve Shares                        9/7/04  0.70%
    Cash Management Shares                9/7/04  0.97%
Federal Money Market Fund
    Morgan Shares                         9/7/02  0.70%
    Premier Shares                        9/7/04  0.45%
    Agency Shares                         9/7/02  0.26%
    Institutional Shares                  9/7/04  0.20%
Treasury Plus Money Market Fund
    Morgan Shares                         9/7/02  0.59%
    Premier Shares                        9/7/04  0.45%
    Agency Shares                         9/7/02  0.25%
    Institutional Shares                  9/7/04  0.20%
    Reserve Shares                        9/7/04  0.70%
Tax Free Money Market Fund
    Morgan Shares                         9/7/02  0.59%
    Premier Shares                        9/7/04  0.45%
    Agency Shares                         9/7/02  0.26%
    Institutional Shares                  9/7/04  0.20%
100% U.S. Treasury Securities Money
  Market Fund
    Morgan Shares                         9/7/02  0.59%
    Premier Shares                        9/7/02  0.48%
    Agency Shares                         9/7/02  0.25%
    Institutional Shares                  9/7/02  0.20%
California Tax Free Money Market Fund
    Morgan Shares                         9/7/02  0.55%
New York Tax Free Money Market Fund
    Morgan Shares                         9/7/02  0.59%
    Reserve Shares                        9/7/04  0.79%
U.S. Government Money Market Fund
    Morgan Shares                         9/7/02  0.59%
    Premier Shares                        9/7/02  0.45%
    Agency Shares                         9/7/02  0.26%
    Institutional Shares                  9/7/02  0.20%

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    As of this date of the Statement of Additional Information and corresponding Prospectuses, the Select Shares are being renamed "Morgan Shares" and a new class called Select Shares will be introduced. The Institutional Shares are being renamed "Agency Shares" and a new class of shares called Institutional Shares will be introduced. Also, the Federal Money Market and Tax Free Money Market Funds' Premier Shares are being renamed "Premier/ Select Shares."

    The Trust currently consists of 8 series of shares of beneficial interest, par value $.001 per share. With respect to the Money Market Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

    The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.

    Shareholders of the Morgan Shares, Premier Shares, Reserve Shares and Institutional Shares of the Money Market Funds bear the fees and expenses described herein and in the Prospectuses. The fees paid by the Morgan Shares to the Distributor and Shareholder Servicing Agent under the distribution plans and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents, absent waivers, generally are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for the Premier Shares. The Institutional Shares pay no distribution fee. As a result, absent waivers, at any given time, the net yield on the Morgan Shares will be lower than the yield on the Premier Shares and the yield on the Premier Shares will be lower than the yield on Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.

    The Class B and Class C Shares of the Prime Money Market Fund may have different attributes relating to sales charges and expenses as described in the Prospectus. The relative impact of contingent deferred sales charges will depend upon the length of time a share is held.

    Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's

Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

    Certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent. No certificates are issued for shares of the Money Market Funds.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               PRINCIPAL HOLDERS



    As of August 22, 2001, the following persons owned of record 5% or more of the outstanding Shares of the Funds:



FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
J.P. MORGAN PRIME MONEY MARKET FUND       KINGSLEY & CO/JPM ASSET SWEEP                              57.44%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
J.P. MORGAN INSTITUTIONAL CLASS PRIME     KINGSLEY & CO/JPM ASSET SWEEP                              5.69%
  MONEY MARKET FUND                       FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          JPMIM AS AGENT FOR                                         8.25%
                                          INSTITUTIONAL PRIME MONEY MARKET
                                          OFFSET OMINBUS ACCOUNT
                                          ATTN: STEVE KOLAKOWSKI
                                          522 FIFTH AVE
                                          NEW YORK NY 10036-7601
                                          HARE & CO                                                  11.17%
                                          C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          BARCLAYS GLOBAL INVESTORS                                  7.84%
                                          ATTN DAVE LONERGAN
                                          45 FREMONT ST
                                          SAN FRANCISCO CA 94105-2204
J.P. MORGAN INSTITUTIONAL SRV. CLASS      HARE & CO                                                  81.28%
  PRIME MONEY MARKET FUND                 C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          SOUTH TRUST BANK NA                                        5.23%
                                          ATTN CHAD MANNING/CASH MGMT
                                          200 WILDWOOD PARKWAY
                                          HOMEWOOD AL 35209-7154

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
JP MORGAN PRIME CASH MANAGEMENT FUND      LYNSPEN & CO                                               11.00%
                                          ATTN MUTUAL FUNDS
                                          PO BOX 830804
                                          BIRMINGHAM AL 35283-0804
                                          BANK OF NEW YORK AS AGENT FOR                              5.20%
                                          SIDNEY FRANK IMPORTING CO INC
                                          20 CEDAR ST
                                          NEW ROCHELLE NY 10801-5247
                                          BANK OF NEW YORK AS AGENT FOR                              6.36%
                                          NIPPY INC
                                          2160 N CENTRAL RD
                                          FORT LEE NJ 07024-7547
J.P. MORGAN INSTITUTIONAL CLASS DIRECT    NORTH STAR TRUST COMPANY AS                                93.27%
  PRIME MONEY MARKET FUND                 FIDUCIARY
                                          500 W MADISON SUITE 3800
                                          CHICAGO IL 60661-2505
                                          JP MORGAN INVESTMENT MANAGEMENT INC                        6.73%
                                          SEED ACCOUNT: JPM INST DRT PRIME MM
                                          ATTN JOHN DONOHUE
                                          522 5TH AVE
                                          NEW YORK NY 10036-7601
J.P. MORGAN PRIME MONEY MARKET RESERVES   NORTH STAR TRUST COMPANY AS                                28.33%
  FUND                                    FIDUCIARY
                                          500 W MADISON SUITE 3800
                                          CHICAGO IL 60661-2505
                                          SOUTH TRUST BANK NA                                        54.30%
                                          ATTN CHAD MANNING/CASH MGMT
                                          200 WILDWOOD PARKWAY
                                          HOMEWOOD AL 35209-7154
PRIME MONEY MARKET FUND II                CHASE MANHATTAN BANK                                       7.88%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          NATIONAL FINANCIAL SERV CORP                               5.49%
                                          200 LIBERTY ST FL 5
                                          NEW YORK NY 10281-5500

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PRIME MONEY MARKET FUND II, CLASS C       INVESTORS TRUST CO CUST                                    5.57%
  SHARES                                  A/C PAUL MONTAGUE
                                          95 MORSE AVE
                                          BLOOMFIELD NJ 07003-2232
                                          INVESTORS TRUST CO CUST                                    11.71%
                                          ORANGE COAST COLLEGE
                                          403(B)(7) FBO ROBERT HANCOCK
                                          4151 ROBON DR
                                          IRVINE CA 92620-3242
                                          INVESTORS TRUST CO CUST                                    6.54%
                                          FBO DIANNA MANDEL IRA R/O
                                          825-E9 STREET APT 1J
                                          BROOKLYN NY 11230
                                          OLIVIA RUNNELS TTEE                                        13.23%
                                          U/A 12/30/1996
                                          GEORGE & OLIVIA RUNNELS LIV TRUST
                                          295 N BROADWAY ST SPC 189
                                          ORCUTT CA 93455-4645
                                          DONALDSON LUFKIN JENRETTE                                  7.23%
                                          SECURITIES CORP INC
                                          PO BOX 2052
                                          JERSEY CITY NY 07303-2052
                                          DONALDSON LUFKIN JENRETTE                                  30.14%
                                          SECURITIES CORP INC
                                          PO BOX 2052
                                          JERSEY CITY NY 07303-2052
PRIME MONEY MARKET FUND II, CLASS C       DONALDSON LUFKIN JENRETTE                                  6.03%
  SHARES                                  SECURITIES CORP INC
                                          PO BOX 2052
                                          JERSEY CITY NY 07303-2052
                                          DONALDSON LUFKIN JENRETTE                                  7.25%
                                          SECURITIES CORP INC
                                          PO BOX 2052
                                          JERSEY CITY NY 07303-2052

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PRIME MONEY MARKET FUND II, PREMIER       THE CHASE MANHATTAN BANK                                   25.53%
  CLASS SHARES                            FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          OBIE & CO.                                                 22.84%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          CHASE MANHATTAN BANK N/A                                   12.39%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
PRIME MONEY MARKET FUND II,               CHASE MANHATTAN BANK                                       5.62%
  INSTITUTIONAL CLASS SHARES              CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   17.70%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FD SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   13.69%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245
                                          CHASE MANHATTAN BANK N/A                                   23.83%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
PRIME MONEY MARKET FUND II, RESERVE       AP JPMORGAN FUNDS OMNIBUS A/C                              99.99%
  CLASS                                   C/O LIQUIDITY MGMT OPERATIONS
                                          ATTN: MICHELE DIXON
                                          10420 HIGHLAND MANOR DRIVE-2ND FL
                                          TAMPA FL 33610-9128
JPM INSTITUTIONAL CLASS MONEY MARKET      VODAFONE FINANCE LIMITED                                   43.64%
  FUND LTD                                THE COURTYARD 2-4 LONDON ROAD
                                          NEWBURY BERKSHIRE
                                          RG14 JX ENGLAND

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
J.P. MORGAN INSTITUTIONAL CLASS SER MM    HARE & CO BANK OF NEW YORK                                 7.54%
  FUND, LTD                               ATTN FRANK NOTARO
                                          1 WALL ST FL2
                                          NEW YORK NY 10005-2500
                                          CITIBANK                                                   35.93%
                                          C/O ESTELLE REDDING
                                          CITIBANK AGENCY & TRUST SERVICES
                                          111 WALL ST FL 5
                                          NEW YORK NY 10005-3509
                                          DB IN TRUST                                                21.15%
                                          PACIFIC CROSSING DEBT RESERVE A/ C
                                          ATTN HUGO GINDRAUX
                                          4 ALBANY ST MS 5041
                                          NEW YORK NY 10006-1502
                                          DB AS COLLATERAL AGENT FOR                                 11.93%
                                          SOUTHERN PERU
                                          C/O BANKERS TRUST COMPANY
                                          ATTN HUGO GINDRAUX
                                          4 ALBANY ST 7TH FLOOR
                                          NEW YORK NY 10006-1502
                                          CENTRAL GENERADORA BORROWER ACCOUNT                        7.03%
                                          C/O BANKERS TRUST COMPANY
                                          ATTN HUGO GINDRAUX
                                          4 ALBANY ST
                                          NEW YORK NY 10006-1502
J.P. MORGAN FEDERAL MONEY MARKET FUND     KINGSLEY & CO/JPM ASSET SWEEP                              87.02%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
J.P. MORGAN INSTITUTIONAL CLASS FEDERAL   KINGSLEY & CO/JPM ASSET SWEEP                              20.07%
  MONEY MARKET FUND                       FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
J.P. MORGAN INSTITUTIONAL CLASS SRV.      HARE & CO.                                                 39.24%
  FED. MONEY MARKET FUND                  C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          THE CHICAGO TRUST COMPANY                                  6.14%
                                          ATTN: WYCKLIFFE PATTISHALL
                                          171 NORTH CLARK STREET
                                          CHICAGO IL 60601-3203
                                          SOUTH TRUST BANK NA                                        45.75%
                                          ATTN CHAD MANNING/CASH MGMT
                                          200 WILDWOOD PKWY
                                          HOMEWOOD AL 35209-7154
                                          CITIBANK AS ESCROW AGENT FOR INTEL/                        5.59%
                                          BYTESTREAM A/C 795065
                                          111 WALL ST
                                          NEW YORK NY 10005-3509
FEDERAL MONEY MARKET FUND II              CHASE MANHATTAN BANK                                       11.04%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          NATIONAL FINANCIAL SERV CORP                               8.89%
                                          FOR THE EXCL BEN OF OUR CUST
                                          ATTN MIKE MCLAUGHLIN
                                          CHURCH STREET STATION
                                          PO BOX 3908
                                          NEW YORK NY 10008-3908
FEDERAL MONEY MARKET FUND II, PREMIER     CLIENT SERVICES DEPARTMENT                                 6.43%
  SHARES                                  ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          NATIONAL FINANCIAL SERV CORP                               40.20%
                                          FOR THE EXCL BEN OF OUR CUST
                                          CHURCH STREET STATION
                                          PO BOX 3752
                                          NEW YORK NY 10008-3752
                                          CHASE MANHATTAN BANK                                       26.04%
                                          FBO IMA CUSTOMERS
                                          ATTN BARBARA LICATA
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
FEDERAL MONEY MARKET FUND II,             CHASE MANHATTAN BANK                                       62.54%
  INSTITUITIONAL SHARES                   CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          STAR PUBLISHING COMPANY                                    13.14%
                                          ATTN JAMES M VOGELPOHL
                                          63146 E MOUNTAIN WOOD DR
                                          TUCSON AZ 85739-1738
                                          WILLIAM M JOEL                                             5.44%
                                          360 HAMILTON AVE STE 100
                                          WHITE PLAINS NY 10601-1811
FEDERAL MONEY MARKET FUND II, RESERVE     AIP JPMORGAN FUNDS OMNIBUS A/C                             99.87%
  CLASS                                   C/O LIQUIDITY MGMT OPERATIONS
                                          ATTN: MICHELE DIXON
                                          10420 HIGHLAND MANOR DRIVE-2ND FL
                                          TAMPA FL 33610-9128
J.P. MORGAN INSTITUTIONAL CLASS TREASURY  MGT OF NEW YORK AS AGENT FOR                               8.39%
  MONEY MARKET FUND                       JULIAN ROBERTSON
                                          ATTN SPECIAL PRODUCTS 2/OPS3
                                          500 STANTON CHRISTIANA RD
                                          NEWARK DE 19713-2107
                                          HARE & CO.                                                 5.30%
                                          C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          MONROE & CO. FBO WORLDPORT/ DENVER                         14.18%
                                          SERIES 2000A CONSTRUCTION FUND
                                          A/C 1000018603
                                          PO BOX 160
                                          WESTERVILLE OH 43086-0160
                                          FX ALLIANCE LLC                                            11.08%
                                          ATTN JOHN COOLEY
                                          900 THIRD AVE 3RD FL
                                          NEW YORK NY 10022-4728
                                          ELLEN HAEBLER SKOVE                                        9.55%
                                          122 DELAFIELD ISLAND RD
                                          DARIEN CT 06820-6017
                                          THE ROBERTSON FOUNDATION                                   10.09%
                                          C/O TIGER MGMT CO.
                                          ATTN JULIE DEPPERSCHMIDT
                                          101 PARK AVE FL 48
                                          NEW YORK NY 10178-4799

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
J.P. MORGAN INSTITUTIONAL SRV TREASURY    HARE & CO.                                                 80.23%
  MONEY MKT                               C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          THE CHICAGO TRUST COMPANY                                  12.29%
                                          ATTN: WYCKLIFFE PATTISHALL
                                          171 NORTH CLARK STREET
                                          CHICAGO IL 60601-3203
J.P. MORGAN TREASURY MONEY MARKET         SOUTH TRUST BANK N/A                                       18.69%
  RESERVES FUND                           ATTN CHAD MANNING/CASH MGMT
                                          200 WILDWOOD PARKWAY
                                          HOMEWOOD AL 35209-7154
                                          BNY AS AGENT FOR                                           5.47%
                                          THE FIRST REHABILITATION LIFE
                                          INSURANCE CO OF AMERICA PREMIUM A/C
                                          600 NORTHERN BLVD
                                          GREAT NECK NY 11021-5200
TREASURY PLUS MONEY MARKET FUND           CHASE MANHATTAN BANK                                       6.65%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   17.24%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          OBIE & CO                                                  15.55%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
TREASURY PLUS PREMIER MONEY MARKET FUND   THE CHASE MANHATTAN BANK                                   10.97%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   28.62%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
                                          OBIE & CO                                                  41.04%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
TREAS PLUS MONEY MARKET INSTITUTIONAL     THE CHASE MANHATTAN BANK                                   25.19%
  CLASS SHARES                            FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   46.03%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
                                          OBIE & CO                                                  6.11%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
J.P. MORGAN TAX EXEMPT MONEY MARKET FUND  KINGSLEY & CO/JPM ASSET SWEEP                              79.43%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
J.P. MORGAN INSTITUTIONAL CLASS TAX       KINGSLEY & CO/JPM ASSET SWEEP                              15.98%
  EXEMPT MONEY MARKET FUND                FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          JPMIM AS AGENT FOR                                         19.80%
                                          DOW/DOW CORNING ESCROW ACCOUNT
                                          BANKERS TRUST CUSTODIAN
                                          ATTN: MR. TAKASHI TSUCHIYA V.P.
                                          522 5TH AVE
                                          NEW YORK NY 10036-7601
                                          JPMIM AS AGENT FOR DOW CORNING ACE                         5.84%
                                          INSURANCE BANKERS
                                          TRUST CUSTODIAN
                                          ATTN: TAKASHI TSUCHIYA-10TH FLOOR
                                          522 5TH AVE
                                          NEW YORK NY 10036-7601
J.P. MORGAN INSTITUTIONAL CLASS SRV TAX   HARE & CO.                                                 41.22%
  EXEMPT MONEY MARKET FUND                C/O THE BANK OF NEW YORK
                                          ATTN: STIF/MASTER NOTE
                                          ONE WALL STREET
                                          2ND FLOOR
                                          NEW YORK NY 10005-2501
                                          1ST SOURCE BANK                                            58.62%
                                          ATTN TRUST OPERATIONS
                                          PO BOX 1602
                                          SOUTH BEND IN 46634-1602
TAX FREE MONEY MARKET FUND                CHASE MANHATTAN BANK                                       33.03%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          OBIE & CO                                                  10.17%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
TAX FREE MONEY MARKET PREMIER             CHASE MANHATTAN BANK                                       39.71%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   8.06%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK                                       6.55%
                                          FBO IMA CUSTOMERS
                                          ATTN BARBARA LICATA
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053
                                          IVANS                                                      8.83%
                                          ATTN JOAN CALABRESIE
                                          777 W PUTNAM AVE
                                          GREENWICH CT 06830-5091
TAX FREE MONEY MARKET FUND                CHASE MANHATTAN BANK                                       40.03%
  INSTITUITIONAL CLASS SHARE              CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
TAX FREE MONEY MARKET RESERVE CLASS       JP MORGAN FUND DISTRIBUTORS INC                            83.62%
                                          AS SEED MONEY FOR
                                          TAX FREE MM RESERVE SHARES
                                          ATTN TODD FRANK
                                          3435 STELZER RD STE 1000
                                          COLUMBUS OH 43219-6004
100% US TREASURY SECURITIES MONEY MARKET  CHASE MANHATTAN BANK                                       11.24%
  FUND                                    CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          CHRISTIES ANTITRUST LITIGATION                             5.04%
                                          SETTLEMENT CMB AS ESCROW AGENT
                                          CMB CAPITAL MARKETS FID SERVICES
                                          ATTN DEBBIE DEMARCO
                                          450 W 33RD ST FL 10
                                          NEW YORK NY 10001-2603
                                          SOTHEBYS ANTITRUST LITIGATION                              5.04%
                                          CHASE BANK CAPITAL MARKET FID SERV
                                          ATTN DEBBIE DEMARCO
                                          450 W 33RD ST FL 10
                                          NEW YORK NY 10001-2603

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
100% US TREASURY SECURITIES MONEY MARKET  THE CHASE MANHATTAN BANK                                   39.13%
  FUND PREMIER                            FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          WARNER ASSET MANAGEMENT AS ADVISORY FBO                    5.95%
                                          FAYETTE COUNTY
                                          20206 ROUTE 19 STE 300
                                          CRANBERRY TOWNSHIP PA 16066-6106
                                          WARNER ASSET MANAGEMENT AS ADVISORY                        9.51%
                                          FBO BELLE VERNON AREA SCHOOL DIST
                                          20206 ROUTE 19 STE 300
                                          CRANBERRY TOWNSHIP PA 16066-6106
                                          OBIE & CO                                                  12.70%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
100% US TREASURY SECURITIES MONEY MARKET  CHASE MANHATTAN BANK                                       12.82%
  FUND INSTITUTIONAL CLASS                CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   6.63%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   6.65%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
                                          MISSIONARIES OF CHARITY                                    10.52%
                                          335 E 145TH ST
                                          BRONX NY 10451-5899
                                          MCKINSEY MASTER RETIREMENT TRUST                           5.17%
                                          114 W 47TH ST
                                          NEW YORK NY 10036-1510
                                          OBIE & CO                                                  14.04%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
CALIFORNIA TAX-FREE MONEY MARKET FUND     CHASE MANHATTAN BANK                                       30.87%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   6.50%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   23.50%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245
                                          SATURN & CO                                                20.85%
                                          PO BOX 9130FPG90
                                          BOSTON MA 02117

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
NEW YORK TAX FREE MONEY MARKET FUND       CHASE MANHATTAN BANK                                       20.49%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          NATIONAL FINANCIAL SERV CORP CUST                          6.05%
                                          CHRUCH STREET STATION
                                          2375 CATOB ROAD
                                          HARBOR SPRINGS MI 49740-9380
                                          CHASE MANHATTAN BANK                                       6.92%
                                          FBO IMA CUSTOMERS
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053
NEW YORK TAX FREE MONEY MARKET RESERVE    JP MORGAN FUND DISTRIBUTORS INC                            83.59%
  CLASS                                   AS SEED MONEY FOR
                                          NEW YORK TAX FREE MM RESERVE SHR
                                          ATTN TODD FRANK
                                          3435 STELZER RD STE 1000
                                          COLUMBUS OH 43219-6004
US GOVERNMENT MONEY MARKET FUND           CHASE MANHATTAN BANK                                       7.86%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          CHASE INFOSERV OMNIBUS ACCT                                11.90%
                                          FBO AIP MONEY MARKET SWEEP
                                          ATTN MICHELLE DIXON
                                          THE CHASE MANHATTAN BANK NA
                                          4 CHASE METROTECH CTR FL 6
                                          BROOKLYN NY 11245-0005
                                          OBIE & CO                                                  12.22%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          CHASE MANHATTAN BANK N/A                                   8.35%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METROTECH CTR FL 7
                                          BROOKLYN NY 11201-3858
                                          CST AS AGENT FOR CBT OMNIBUS                               10.04%
                                          ACCOUNT VISTA MMMF SWEEP
                                          FUND 220
                                          ATTN: JAY EMANIS/JERRY CHAFFIN
                                          P. O. BOX 2558 - 9 CBBN 95
                                          HOUSTON TX 77252

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PREMIER SHARES US GOVERNMENT MONEY        THE CHASE MANHATTAN BANK                                   11.45%
  MARKET FUND                             FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   5.68%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245
                                          PENLIN & CO                                                20.78%
                                          CHASE LINCOLN FIRST BANK
                                          ATTN AUTOMATED CASH MNGT
                                          C/O THE CHASE MANHATTAN BANK
                                          ATTN MUT FDS/T-C PO BOX 31412
                                          ROCHESTER NY 14603-1412
                                          CHASE MANHATTAN BANK N/A                                   33.64%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER --7TH FLR
                                          BROOKLYN NY 11245

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
US GOVERNMENT MONEY MARKET FUND           CHASE MANHATTAN BANK                                       5.39%
  INSTITUTIONAL SHARES                    CLIENT SERVICES BANK
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
                                          THE CHASE MANHATTAN BANK                                   9.14%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75240-2917
                                          CHASE MANHATTAN BANK N/A                                   15.59%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245
                                          PENLIN & CO                                                9.12%
                                          CHASE LINCOLN FIRST BANK
                                          ATTN: AUTOMATED CASH MNGT
                                          MUTUAL FUNDS T-C
                                          PO BOX 31412
                                          ROCHESTER NY 14603-1412
                                          OBIE & CO                                                  11.94%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          CHASE MANHATTAN BANK N/A                                   21.58%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER 7TH FLR
                                          BROOKLYN NY 11245
US GOVERNMENT MONEY MARKET FUND           Ulysses Partners LP                                        5.43%
  INSTITUTIONAL SHARES                    Attn Lawrence Levitt
                                          280 Park Ave Fl 21 West Tower
                                          New York NY 10017-1216

                              FINANCIAL STATEMENTS

    The Annual Report and Semi-Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 2000 and the period ended February 28, 2001, respectively, contained therein, are incorporated herein by reference.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U. S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U. S. Government. These bonds are not guaranteed by the U. S. Government.

    MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U. S. Government and are guaranteed by the
U. S. Government.

    FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U. S. Government.

    FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U. S. Government and are guaranteed by the U. S. Government.

    FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U. S. Government and are guaranteed by the U. S. Government.

    GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U. S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U. S. Government obligations may be purchased at a discount from face value.

    FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U. S. Government.

    GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U. S. Government and are guaranteed by the U. S. Government.

    NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the

Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U. S. Government.

    PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U. S. Government, the payment of which is secured by the U. S. Government.

    PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U. S. Government.

    SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U. S. Government.

    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U. S. Government.

    FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U. S. Government.

    FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U. S. Government.

    STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U. S. Government.

    D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U. S. Government.

    EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U. S. and are guaranteed by the U. S. Government.

    In the case of securities not backed by the "full faith and credit" of the
U. S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U. S. Government itself in the event the agency or instrumentality does not meet its commitments.

    Investments may also be made in obligations of U. S. Government agencies or instrumentalities other than those listed above.

                                   APPENDIX B

                            DESCRIPTION OF RATINGS*

    The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

           DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

    MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

    MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

      DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

    A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT
                                  DEMAND BONDS

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2--Satisfactory capacity to pay principal and interest.

    SP-3--Speculative capacity to pay principal and interest.

    Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

     DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    B-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

MUNICIPAL BOND RATINGS

    The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

    AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

    A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstance than bonds with higher ratings.

    BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

    F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 23.      Exhibits

EXHIBIT
NUMBER


(a)       Declaration of Trust. (1)
(b)       By-laws. (1)
(d)(1)    Form of Investment Advisory Agreement. (4)
(d)(2) Form of Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc. (4)
(d)(3) Form of Investment Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank, National Association. (5)
(e)       Form of Distribution Agreement, filed herein
(f)(1)    Retirement Plan for Eligible Trustees. (4)
(f)(2)    Deferred Compensation Plan for Eligible Trustees. (4)
(g)       Form of Custodian Agreement. (1)
(h)(1)    Form of Transfer Agency Agreement, filed herewith.
(h)(2)    Form of Shareholder Servicing Agreement. (4)
(h)(3)    Form of Administration Agreement. (4)
(i)       Opinion of Reid & Priest re: Legality of Securities being
          Registered. (2)
(j)       Consent of PricewaterhouseCoopers LLP. (6)
(m)(1) Forms of Rule 12b-1 Distribution Plans (including forms of Selected Dealer Agreements and Shareholder Service Agreements.) (1) and (3)
(m)(2) Form of Rule 12b-1 Distribution Plan (including forms of elected Dealer Agreement and Shareholder Servicing Agreement). (4)
(m)(3) Form of Rule 12b-1 Plan - Class C Shares (including forms of Shareholder Servicing Agreements). (2)
(m)(4) Form of Rule 12b-1 Distribution Plan - Reserve Share Class (including forms of Shareholder Service Agreement and Bank Shareholder Service Agreement), filed herewith.
(m)(5) Form of Rule 12b-1 Distribution Plan - Cash Management Share Class (including forms of Shareholder Service Agreement and Bank Shareholder Service Agreement), filed herewith.
(n)       Form of Rule 18f-3 Multi-Class Plan, filed herein.


(99)(a)   Powers of Attorney for: William J. Armstrong, Roland R. Eppley,
          Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding, H. Richard Vartabedian and David Wezdenko, filed herein.

-------------------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant
          (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(5) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.


(6) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on July 27, 2001.
(7) Filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on October 27, 1997.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

          Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser

The business of the Adviser is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

ITEM 27.  Principal Underwriters

     (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio

     (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                         Position and Offices                    Position and Offices
Name and Address                         with Distributor                        with the Registrant
-----------------                        --------------------                    --------------------
Lynn J. Mangum                           Chairman                                None
90 Park Ave
New York, NY 10016

Margaret Warner Chambers                 Vice President                          None
90 Park Ave
New York, NY 10016

Charles Linn Booth                       Vice President/Compliance               None
3435 Stelzer Road                        Officer
Columbus, OH 43219


Dennis Sheehan                           Director                                None
90 Park Ave
New York, NY 10016

Kevin J. Dell                            Secretary                               None
90 Park Ave.
New York, NY 10016

Edward S. Forman                         Assistant Secretary                     None
90 Park Ave
New York, NY 10016

Olu T. Lawal                             Fin/Op                                  None
90 Park Ave
New York, NY 10016

Patrick William McKeon                   Vice President/Chief Compliance         None
90 Park Ave                              Officer
New York, NY 10016

William J. Tomko                         President                               None
3435 Stelzer Road
Columbus, OH 43219

     (c) Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                               ADDRESS
J.P. Morgan Fund Distributors, Inc.                1211 Avenue of the Americas
                                                   New York, NY 10036

DST Systems, Inc                                   210 W. 10th Street,
                                                   Kansas City, MO 64105

The Chase Manhattan Bank                           270 Park Avenue,
                                                   New York, NY 10017

The Chase Manhattan Bank                           One Chase Square,
                                                   Rochester, NY 14363

The Bank of New York                               1 Wall Street
                                                   New York, NY 10086

JPMorgan Fleming Asset Management, Inc.            522 Fifth Avenue
                                                   New York, NY 10036

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 7th day of September, 2001.

                                             MUTUAL FUND TRUST

                                             By: /s/ George Gatch
                                                 --------------------------
                                                 George Gatch
                                                 President

                                                 /s/ David Wezdenko
                                                 --------------------------
                                                 David Wezdenko
                                                 Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 7, 2001.

Fergus Reid, III*                        Chairman and Trustee
------------------------------------
Fergus Reid, III

William J. Armstrong*                    Trustee
------------------------------------
William J. Armstrong

Roland R. Eppley, Jr.*                   Trustee
------------------------------------
Roland R. Eppley, Jr.

Ann Maynard Gray*                        Trustee
------------------------------------
Ann Maynard Gray

Matthew Healey*                          Trustee
------------------------------------
Matthew Healey

James J. Schonbachler*                   Trustee
------------------------------------
James J. Schonbachler

Leonard M. Spalding*                     Trustee
------------------------------------
Leonard M. Spalding

H. Richard Vartabedian*                  Trustee
------------------------------------
H. Richard Vartabedian

*By:  /s/ David Wezdenko
      -------------------------------
          David Wezdenko
          Attorney-in-Fact

                                INDEX TO EXHIBITS

EXHIBIT NO.        DESCRIPTION OF EXHIBIT


Ex-99(e)           Form of Distribution Agreement

Ex-99(h)(1)        Form of Transfer Agency Agreement

Ex-99(m)(4)        Form of Rule 12b-1 Distribution Plan - Reserve Share Class
                   including forms of Shareholder Service Agreement and Bank
                   Shareholder Service Agreement

Ex-99(m)(5)        Form of Rule 12b-1 Distribution Plan - Cash Management Share
                   Class including forms of Shareholder Service Agreement and Bank Shareholder Service Agreement

Ex-99(n)           Form of Rule 18f-3 Multi-Class Plan

Ex-99(a)           Powers of Attorney